UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22227

IndexIQ ETF Trust
(Exact name of registrant as specified in charter)

800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Address of principal executive offices) (Zip code)

Adam S. Patti
IndexIQ Advisors LLC
800 Westchester Ave., Suite S-710
Rye Brook, NY 10573
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-934-0777

Date of fiscal year end: April 30

Date of reporting period: October 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT | OCTOBER 31, 2014

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF (QAI)
IQ Hedge Macro Tracker ETF (MCRO)
IQ Hedge Market Neutral Tracker ETF (QMN)
IQ Real Return ETF (CPI)
IQ Global Resources ETF (GRES)
IQ Merger Arbitrage ETF (MNA)
IQ Australia Small Cap ETF (KROO)
IQ Canada Small Cap ETF (CNDA)
IQ Global Agribusiness Small Cap ETF (CROP)
IQ Global Oil Small Cap ETF (IOIL)
IQ U.S. Real Estate Small Cap ETF (ROOF)

The investment return and value of each of the Funds’ shares will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus and the statement of additional information include this and other relevant information about the Funds and are available by visiting www.indexiq.com or by calling 1-888-934-0777. Read the prospectus carefully before investing.

Each of the Funds’ performance that is current to the most recent month-end is available by visiting www.indexiq.com or by calling 1-888-934-0777.

The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s web site at www.sec.gov. The Funds’ Forms N-Q also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Each Funds’ premium/discount information is available, free of charge, on the Funds’ website, www.indexiq.com or by calling 1-888-934-0777.

The Funds are distributed by ALPS Distributors, Inc., which is not affiliated with IndexIQ or the Funds’ investment advisor.

IndexIQ® and IQ® are registered service marks of IndexIQ.

Help Preserve the Environment — Go Green!

With e-Delivery, you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit https://www.icsdelivery.com/live/
2.	Follow the simple enrollment instructions

If you have questions about IndexIQ e-Delivery services, contact a representative at 888-934-0777.

4

Shareholder Letter (unaudited)

Dear Shareholder:

For the six months ended October 31, 2014, U.S. economic data improved and inflation remained below the 2% target set by the Federal Reserve (the “Fed”) allowing the Fed to gradually reduce, and ultimately end, the latest round of monetary stimulus (named Quantitative Easing 3 or “QE3”). U.S. interest rates continued to buck market expectations with the yield on the 10 year Treasury Bond dropping to 2.3% as the Fed indicated it expected to keep short term rates low for some time. Low and falling interest rates boosted income generating assets including long term U.S. Treasury Bonds and Real Estate. With a continued accommodative monetary policy, robust corporate earnings and no signs of inflation on the horizon, equity markets moved higher. U.S. equities posted strong results for the six month period. This handily beat emerging market stocks that were up a lower amount. Developed international stocks also fell due to weak growth in Europe and Japan as well as weakening currencies relative to the U.S. Dollar.

Commodity prices were particularly weak over this time period as both gold and oil dropped precipitously. After hitting a cyclical peak of $115/barrel of oil in mid-June, oil prices slid by more than 25% to end October near $85/barrel. This was due to increased supplies coming from both the U.S. and the Middle East coupled with reduced demand globally and a strengthening U.S. dollar. Falling oil prices also meant lower gasoline prices at the pump and lower home heating oil, providing much needed relief to consumers. Gold prices were off by nearly 10% as continued low inflation globally stoked fears of deflation.

Investors have recognized that having a well-diversified portfolio is critical to a better long-term investment strategy. Alternative investments have historically provided investors with added diversification to their portfolios. By marrying the diversification benefits of alternative investments and the growth of exchange-traded funds (ETFs), IndexIQ is seeking to provide investors with innovative tools in a dynamic market environment.*

We at IndexIQ call ourselves “The alternative to alternatives” because, despite the attractive features of alternative assets, for the most part, these strategies have not been available to the majority of investors in a liquid and transparent manner. We believe that our solutions bridge this gap by giving investors the alternative asset performance characteristics they are looking for, but in a more liquid and transparent (daily holdings are published) manner relative to typical alternative asset strategies.

I want to personally thank you for your interest in IndexIQ and our investment products. I invite you to visit us at www.indexiq.com or call us at (888) 934-0777 for more information on our company and our investment solutions.

Adam S. Patti
Chief Executive Officer

Registered Representative of ALPS Distributors, Inc

*	Diversification does not eliminate the risk of experiencing investment loss.
5

Fund Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, in a particular Fund, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid for Period 05/01/14 to 10/31/14” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying ETF investments in which each Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on each Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Funds will indirectly bear their pro rata share of the expenses incurred by the underlying ETF investments in which the Funds invest. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

Fund Expenses (unaudited) (continued)

	Beginning Account Value	Ending Account Value 10/31/14	Annualized Expense Ratios for the Period 05/01/14 to 10/31/14	Expenses* Paid for Period 05/01/14 to 10/31/14
IQ Hedge Multi-Strategy Tracker ETF
Actual	$1,000.00	$1,018.10	0.76%	$3.87
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Macro Tracker ETF
Actual	$1,000.00	$ 992.80	0.76%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Hedge Market Neutral Tracker ETF
Actual	$1,000.00	$ 993.00	0.76%	$3.82
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Real Return ETF
Actual	$1,000.00	$1,014.40	0.48%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	0.48%	$2.45
IQ Global Resources ETF
Actual	$1,000.00	$ 944.60	0.76%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Merger Arbitrage ETF
Actual	$1,000.00	$1,011.80	0.75%	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
IQ Australia Small Cap ETF
Actual	$1,000.00	$ 948.50	0.70%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
IQ Canada Small Cap ETF
Actual	$1,000.00	$ 857.60	0.69%	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52
IQ Global Agribusiness Small Cap ETF
Actual	$1,000.00	$ 987.70	0.76%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	0.76%	$3.87
IQ Global Oil Small Cap ETF
Actual	$1,000.00	$ 809.30	0.76%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	0.76%	$3.81
IQ U.S. Real Estate Small Cap ETF
Actual	$1,000.00	$1,090.30	0.69%	$3.64
Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	0.69%	$3.52

*	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).
7

Portfolio Summaries
October 31, 2014 (unaudited)

SCHEDULES OF INVESTMENTS SUMMARY TABLE

IQ Hedge Multi-Strategy Tracker ETF

Net Assets ($ mil): $909.0

Industry	% of Net Assets
Short-Term Treasury Bond Funds	23.9%
Money Market Fund	23.2
U.S. Large Cap Equity Funds	16.4
Aggregate Bond Funds	15.2
U.S. Small Cap Equity Funds	13.8
Equity Funds	9.7
Emerging Equity Funds	2.7
International Bond Funds	2.3
Real Estate Funds	1.9
Senior Loan Fund	10.2
Commodity Fund	0.3
Currency Harvest Fund	0.0 [1]
Total Investments	119.6
Liabilities in Excess of Other Assets	(19.6)
Total Net Assets	100.0%

1	Less than 0.05%

IQ Hedge Macro Tracker ETF

Net Assets ($ mil): $23.7

Industry	% of Net Assets
Short-Term Treasury Bond Funds	39.9%
Money Market Fund	31.1
Corporate Bond Funds	21.8
Emerging Equity Funds	12.1
Currency Harvest Fund	11.7
Currency Fund	4.4
Debt Fund	3.8
Commodity Funds	1.5
Total Investments	126.3
Liabilities in Excess of Other Assets	(26.3)
Total Net Assets	100.0%

IQ Hedge Market Neutral Tracker ETF

Net Assets ($ mil): $16.6

Industry	% of Net Assets
Short-Term Treasury Bond Funds	58.7%
U.S. Small Cap Equity Funds	14.4
U.S. Large Cap Equity Funds	11.2
Aggregate Bond Funds	10.4
Money Market Fund	5.2
Emerging Equity Funds	2.8
Equity Funds	2.1
Currency Harvest Fund	1.0
Corporate Bond Funds	0.7
Total Investments	106.5
Liabilities in Excess of Other Assets	(6.5)
Total Net Assets	100.0%

IQ Real Return ETF

Net Assets ($ mil): $25.4

Industry	% of Net Assets
Short-Term Treasury Bond Funds	79.7%
Money Market Fund	25.2
U.S. Large Cap Equity Funds	10.3
U.S. Small Cap Equity Fund	3.5
Equity Funds	3.3
Long-Term Bond Fund	2.4
Real Estate Funds	0.4
Total Investments	124.8
Liabilities in Excess of Other Assets	(24.8)
Total Net Assets	100.0%

IQ Global Resources ETF

Net Assets ($ mil): $88.5

Industry	% of Net Assets
Timber	22.1%
Grains Food Fiber	20.4
Industrial Metals	16.6
Money Market Fund	14.5
Coal	13.3
Precious Metals	6.1
Energy	6.0
Water	2.9
Livestock	2.6
Total Investments	104.5
Liabilities in Excess of Other Assets	(4.5)
Total Net Assets	100.0%

8

Portfolio Summaries (continued)
October 31, 2014 (unaudited)

IQ Merger Arbitrage ETF

Net Assets ($ mil): $68.5

Industry	% of Net Assets
Money Market Fund	16.4%
Consumer Cyclicals	16.1
Consumer Staples	15.1
Health Care	15.1
Utilities	10.6
Technology	8.2
Energy	6.8
Basic Materials	5.9
Financials	3.1
Communication Services	1.9
Capital Goods	0.6
Short-Term Treasury Bond Fund	0.2
Total Investments	100.0
Other Assets in Excess of Liabilities	—
Total Net Assets	100.0%

IQ Australia Small Cap ETF

Net Assets ($ mil): $7.3

Industry	% of Net Assets
Consumer Discretionary	24.8%
Industrials	19.1
Materials	18.9
Money Market Fund	16.4
Health Care	8.9
Financials	7.5
Consumer Staples	6.4
Energy	6.3
Information Technology	3.3
Utilities	2.4
Telecommunication Services	1.9
Total Investments	115.9
Liabilities in Excess of Other Assets	(15.9)
Total Net Assets	100.0%

IQ Canada Small Cap ETF

Net Assets ($ mil): $14.3

Industry	% of Net Assets
Energy	36.9%
Materials	21.9
Money Market Fund	21.7
Industrials	14.2
Consumer Discretionary	9.3
Utilities	4.6
Financials	3.7
Consumer Staples	3.1
Information Technology	2.7
Telecommunication Services	1.8
Health Care	1.1
Total Investments	121.0
Liabilities in Excess of Other Assets	(21.0)
Total Net Assets	100.0%

IQ Global Agribusiness Small Cap ETF

Net Assets ($ mil): $18.6

Industry	% of Net Assets
Crop Production and Farming	52.0%
Money Market Fund	18.9
Agricultural Supplies and Logistics	15.3
Agricultural Chemicals	13.6
Livestock Operations	12.6
Biofuels	2.8
Agricultural Machinery	2.4
Crop Production And Farming	0.5
Total Investments	118.1
Liabilities in Excess of Other Assets	(18.1)
Total Net Assets	100.0%

9

Portfolio Summaries (continued)
October 31, 2014 (unaudited)

IQ Global Oil Small Cap ETF

Net Assets ($ mil): $1.8

Industry	% of Net Assets
Refining & Marketing	35.6%
Exploration & Production	33.6
Energy	19.0
Equipment, Services & Drilling	11.1
Money Market Fund	10.5
Total Investments	109.8
Liabilities in Excess of Other Assets	(9.8)
Total Net Assets	100.0%

IQ U.S. Real Estate Small Cap ETF

Net Assets ($ mil): $72.0

Industry	% of Net Assets
Mortgage REITs	20.7%
Specialized REITs	16.0
Office REITs	15.7
Diversified REITs	15.0
Hotel REITs	14.3
Retail REITs	13.5
Residential REITs	4.5
Money Market Fund	3.8
Total Investments	103.5
Liabilities in Excess of Other Assets	(3.5)
Total Net Assets	100.0%

10

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF
October 31, 2014 (unaudited)

	Shares	Value
Investment Companies — 96.4%
Aggregate Bond Funds — 15.2%
SPDR Barclays Aggregate Bond ETF(a)	75,771	$4,400,780
Vanguard Total Bond Market ETF(b)	1,619,640	133,393,550
Total Aggregate Bond Funds		137,794,330

Commodity Fund — 0.3%
PowerShares DB Gold Fund*(a)	65,640	2,546,176

Currency Harvest Fund — 0.0%(c)
PowerShares DB G10 Currency Harvest
Fund*	14,828	381,673

Emerging Equity Funds — 2.7%
iShares MSCI Emerging Markets ETF	266,032	11,213,249
Vanguard FTSE Emerging Markets ETF	318,707	13,589,666
Total Emerging Equity Funds		24,802,915

Equity Funds — 9.7%
iShares Europe ETF(a)	199,861	8,811,871
iShares MSCI EAFE ETF	176,385	11,279,821
iShares MSCI EMU ETF(a)	635,176	23,755,582
Vanguard FTSE Developed
Markets ETF(a)	122,623	4,857,097
Vanguard FTSE Europe ETF	736,999	39,923,236
Total Equity Funds		88,627,607

International Bond Funds — 2.3%
iShares J.P. Morgan USD Emerging
Markets Bond ETF(a)	118,915	13,637,172
PowerShares Emerging Markets
Sovereign Debt Portfolio(a)	247,221	7,184,242
Total International Bond Funds		20,821,414

Real Estate Funds — 1.9%
iShares U.S. Real Estate ETF	30,980	2,322,880
SPDR Dow Jones International
Real Estate ETF	40,812	1,775,730
SPDR Dow Jones REIT ETF(a)	15,037	1,327,166
Vanguard REIT ETF(a)	146,919	11,605,132
Total Real Estate Funds		17,030,908

Senior Loan Funds — 10.2%
PowerShares Senior Loan Portfolio(a)	3,483,076	84,917,393
SPDR Blackstone/GSO Senior Loan ETF	160,583	7,918,348
Total Senior Loan Funds		92,835,741

Short-Term Treasury Bond Funds — 23.9%
iShares 1-3 Year Treasury Bond ETF(a)(b)	800,091	67,767,707
iShares Short Treasury Bond ETF(a)	173,437	19,124,898
SPDR Barclays 1-3 Month T-Bill ETF*(a)	169,341	7,747,351
Vanguard Short-Term Bond ETF(b)	1,524,183	122,407,137
Total Short-Term Treasury Bond Funds		217,047,093

U.S. Large Cap Equity Funds — 16.4%
iShares Russell 1000 Growth ETF(b)	462,613	43,467,118
iShares Russell 1000 Value ETF(a)(b)	144,196	14,736,831
iShares S&P 500 Growth ETF(a)	168,546	18,504,665
iShares S&P 500 Value ETF	55,227	5,063,211
SPDR S&P 500 ETF Trust(b)	149,674	30,183,259
Vanguard Growth ETF(a)	265,135	27,218,759
Vanguard Value ETF	116,833	9,657,416
Total U.S. Large Cap Equity Funds		148,831,259

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Equity Funds — 13.8%
iShares Russell 2000 Growth ETF(a)(b)	440,708	$60,654,642
iShares S&P Small-Cap 600
Growth ETF(a)	227,593	27,379,438
Vanguard Small-Cap Growth ETF(a)	302,200	37,784,066
Total U.S. Small Cap Equity Funds		125,818,146
Total Investment Companies — 96.4%
(Cost $869,920,261)		876,537,262

Short-Term Investment — 4.2%
Money Market Fund — 4.2%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio — Institutional
Class, 0.03%(d)
(Cost $37,729,448)	37,729,448	37,729,448

Investment of Cash Collateral For
Securities Loaned — 19.0%
Money Market Fund — 19.0%
BNY Mellon Overnight Government
Fund, 0.01%(e)
(Cost $172,532,831)	172,532,831	172,532,831
Total Investments — 119.6%
(Cost $1,080,182,540)		$1,086,799,541
Liabilities in Excess of Other
Assets — (19.6)%(f)		(177,843,636)
Net Assets — 100.0%		$908,955,905

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $169,889,912; total market value of collateral held by the Fund was $172,532,831.
(b)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $214,415,892.
(c)	Less than 0.05%.
(d)	Rate shown reflects the 7-day yield at October 31, 2014.
(e)	Rate shown reflects the 1-day yield at October 31, 2014.
(f)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

11

Schedules of Investments — IQ Hedge Multi-Strategy Tracker ETF (continued)
October 31, 2014 (unaudited)

Total return swap contracts outstanding at October 31, 2014:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
CurrencyShares Euro Trust	(1.62)%	5/19/2015	$(13,771,234)	$—
CurrencyShares Japanese Yen Trust	(1.75)%	5/19/2015	(2,969,842)	—
iPath S&P 500 VIX Mid-Term Futures ETN	(2.75)%	5/19/2015	(3,901,281)	—
iShares Core U.S. Aggregate Bond ETF	1.09%	5/19/2015	114,495,639	—
iShares Core U.S. Credit Bond ETF	(4.00)%	5/19/2015	(3,194,167)	—
iShares iBoxx $ High Yield Corporate Bond ETF	(3.52)%	5/19/2015	(12,040,466)	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	(0.75)%	5/19/2015	(71,479,528)	—
iShares MSCI All Country Asia ex Japan ETF	(3.99)%	5/19/2015	(8,822,021)	—
iShares MSCI Pacific ex Japan ETF	(0.84)%	5/19/2015	(10,440,787)	—
iShares Russell 2000 ETF	(0.76)%	5/19/2015	(22,714,863)	—
iShares Russell 2000 Value ETF	(1.00)%	5/19/2015	(47,975,250)	—
iShares S&P Small-Cap 600 Value ETF	(1.76)%	5/19/2015	(25,347,258)	—
iShares Silver Trust	(0.37)%	5/19/2015	(2,195,389)	—
PowerShares DB Commodity Index Tracking Fund	(0.37)%	5/19/2015	(775,799)	—
SPDR Barclays Convertible Securities ETF	1.09%	5/19/2015	198,504,493	—
SPDR Barclays High Yield Bond ETF	(2.52)%	5/19/2015	(8,596,075)	—
Vanguard FTSE Pacific ETF	(0.87)%	5/19/2015	(8,810,692)	—
Vanguard Small-Cap Value ETF	(3.00)%	5/19/2015	(36,862,254)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $3,379,724 at October 31, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2014.

See notes to financial statements.

12

Schedules of Investments — IQ Hedge Macro Tracker ETF
October 31, 2014 (unaudited)

	Shares	Value
Investment Companies — 95.2%
Commodity Funds — 1.5%
iShares Silver Trust*(a)	5,863	$90,876
PowerShares DB Commodity Index
Tracking Fund*	11,640	259,805
Total Commodity Funds		350,681

Corporate Bond Funds — 21.8%
iShares Credit Bond ETF	1,983	221,323
iShares iBoxx $ Investment Grade
Corporate Bond ETF(a)	41,500	4,952,610
Total Corporate Bond Funds		5,173,933

Currency Fund — 4.4%
Market Vectors Emerging Markets
Local Currency Bond ETF(a)	45,034	1,031,729

Currency Harvest Funds — 11.7%
CurrencyShares Euro Trust*(a)(b)	19,080	2,356,189
CurrencyShares Japanese Yen Trust*	1,419	122,956
PowerShares DB G10 Currency
Harvest Fund*	3,240	83,398
WisdomTree Emerging Currency
Strategy Fund*	10,713	211,046
Total Currency Harvest Funds		2,773,589

Debt Fund — 3.8%
WisdomTree Emerging Markets
Local Debt Fund(a)	19,958	892,322

Emerging Equity Funds — 12.1%
iShares MSCI Emerging Markets ETF	13,071	550,943
SPDR S&P Emerging Markets
SmallCap ETF	34,980	1,652,805
Vanguard FTSE Emerging Markets ETF	15,659	667,700
Total Emerging Equity Funds		2,871,448

	Shares	Value
Investment Companies (continued)
Short-Term Treasury Bond Funds — 39.9%
iShares 1-3 Year Treasury Bond ETF(a)	34,795	$2,947,136
iShares Short Treasury Bond ETF(a)	7,543	831,767
SPDR Barclays 1-3 Month T-Bill ETF*(a)	7,365	336,949
Vanguard Short-Term Bond ETF	66,287	5,323,509
Total Short-Term Treasury Bond Funds		9,439,361
Total Investment Companies — 95.2%
(Cost $22,982,914)		22,533,063

Short-Term Investment — 4.2%
Money Market Fund — 4.2%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(c)
(Cost $996,566)	996,566	996,566

Investment of Cash Collateral For
Securities Loaned — 26.9%
Money Market Fund — 26.9%
BNY Mellon Overnight Government
Fund, 0.01%(d)
(Cost $6,379,976)	6,379,976	6,379,976
Total Investments — 126.3%
(Cost $30,359,456)		$29,909,605
Liabilities in Excess of Other
Assets — (26.3)%(e)		(6,227,357)
Net Assets — 100.0%		$23,682,248

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $6,220,127; total market value of collateral held by the Fund was $6,379,976.
(b)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $822,320.
(c)	Rate shown reflects the 7-day yield at October 31, 2014.
(d)	Rate shown reflects the 1-day yield at October 31, 2014.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

Total return swap contracts outstanding at October 31, 2014:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
iShares Russell 2000 Index Swap	0.09%	5/19/2015	$2,309,520	$—
iShares U.S. Real Estate ETF	(0.77)%	4/07/2016	(93,950)	—
PowerShares DB Gold Fund	(1.00)%	4/07/2016	(102,987)	—
ProShares VIX Mid-Term Futures ETF	0.09%	5/19/2015	157,123	—
SPDR Dow Jones International Real Estate ETF	(3.00)%	4/07/2016	(580,946)	—
SPDR Dow Jones REIT ETF	(1.00)%	4/07/2016	(53,750)	—
Vanguard REIT ETF	(0.63)%	4/07/2016	(469,280)	—
				$—

Cash posted has been segregated as collateral for swaps in the amount of $113,760 at October 31, 2014.

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either received fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2014.

See notes to financial statements.

13

Schedules of Investments — IQ Hedge Market Neutral Tracker ETF
October 31, 2014 (unaudited)

	Shares	Value
Investment Companies — 101.3%
Aggregate Bond Funds — 10.4%
SPDR Barclays Aggregate Bond ETF(a)	951	$55,234
Vanguard Total Bond Market ETF(b)	20,327	1,674,132
Total Aggregate Bond Funds		1,729,366

Corporate Bond Funds — 0.7%
iShares Core U.S. Credit Bond ETF	42	4,688
iShares iBoxx $ Investment Grade
Corporate Bond ETF	871	103,945
Total Corporate Bond Funds		108,633

Currency Harvest Funds — 1.0%
CurrencyShares Euro Trust*(a)	982	121,267
PowerShares DB G10 Currency
Harvest Fund*	1,876	48,288
Total Currency Harvest Funds		169,555

Emerging Equity Funds — 2.8%
iShares MSCI Emerging Markets ETF	4,931	207,842
Vanguard FTSE Emerging Markets ETF	5,907	251,874
Total Emerging Equity Funds		459,716

Equity Fund — 2.1%
iShares Europe ETF	8,008	353,073

Short-Term Treasury Bond Funds — 58.7%
iShares 1-3 Year Treasury Bond ETF	36,000	3,049,200
iShares Short Treasury Bond ETF(b)	7,804	860,547
SPDR Barclays 1-3 Month T-Bill ETF*(a)	7,620	348,615
Vanguard Short-Term Bond ETF(b)	68,581	5,507,740
Total Short-Term Treasury Bond Funds		9,766,102

U.S. Large Cap Equity Funds — 11.2%
iShares Russell 1000 Growth ETF	261	24,524
iShares Russell 1000 Value ETF	8,903	909,887
iShares S&P 500 Growth ETF	95	10,430
iShares S&P 500 Value ETF	3,410	312,629
Vanguard Growth ETF	149	15,296
Vanguard Value ETF	7,214	596,309
Total U.S. Large Cap Equity Funds		1,869,075

	Shares	Value
Investment Companies (continued)
U.S. Small Cap Equity Funds — 14.4%
iShares Russell 2000 Growth ETF(a)	8,417	$1,158,432
iShares S&P Small-Cap 600
Growth ETF	4,347	522,944
Vanguard Small-Cap Growth ETF	5,772	721,673
Total U.S. Small Cap Equity Funds		2,403,049
Total Investment Companies — 101.3%
(Cost $16,662,637)		16,858,569

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(c)
(Cost $34,552)	34,552	34,552

Investment of Cash Collateral For
Securities Loaned — 5.0%
Money Market Fund — 5.0%
BNY Mellon Overnight Government
Fund, 0.01%(d)
(Cost $829,589)	829,589	$829,589
Total Investments — 106.5%
(Cost $17,526,778)		$17,722,710
Liabilities in Excess of Other
Assets — (6.5)%(e)		(1,087,641)
Net Assets — 100.0%		$16,635,069

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $824,750; total market value of collateral held by the Fund was $829,589.
(b)	All or portion of these securities have been segregated as collateral for swap contracts. The total value of securities segregated amounted to $3,326,528.
(c)	Rate shown reflects the 7-day yield at October 31, 2014.
(d)	Rate shown reflects the 1-day yield at October 31, 2014.
(e)	Liabilities in Excess of Other Assets includes net unrealized appreciation (depreciation) on swap contracts.

ETF — Exchange Traded Fund

Total return swap contracts outstanding at October 31, 2014:

Total Return Benchmark	Annual Financing Rate Received (Paid)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
iShares Core U.S. Aggregate Bond ETF	1.09%	5/19/2015	$1,440,177	$—
iShares iBoxx $ High Yield Corporate Bond ETF	(3.13)%	4/07/2016	(201,715)	—
iShares MSCI All Country Asia ex Japan ETF	(4.00)%	4/07/2016	(303,884)	—
iShares MSCI EAFE ETF	(0.31)%	4/07/2016	(264,114)	—
iShares MSCI EMU ETF	0.59%	5/19/2015	951,830	—
iShares MSCI Pacific ex Japan ETF	(0.78)%	4/07/2016	(359,689)	—
iShares Russell 2000 Value ETF	(1.00)%	4/07/2016	(1,169,435)	—
iShares S&P Small-Cap 600 Value ETF	(1.93)%	4/07/2016	(617,803)	—
PowerShares Senior Loan Portfolio	(1.50)%	4/07/2016	(759,949)	—
SPDR Barclays Convertible Securities ETF	1.09%	5/19/2015	1,008,151	—
SPDR Barclays High Yield Bond ETF	(2.49)%	4/07/2016	(144,004)	—
SPDR Blackstone / GSO Senior Loan ETF	(7.00)%	4/07/2016	(70,858)	—
Vanguard FTSE Developed Markets ETF	(0.51)%	4/07/2016	(113,720)	—
Vanguard FTSE Europe ETF	0.59%	5/19/2015	1,599,423	—
Vanguard FTSE Pacific ETF	(0.88)%	4/07/2016	(303,522)	—
Vanguard Small-Cap Value ETF	(3.00)%	4/07/2016	(898,551)	—
				$—

Morgan Stanley acts as the counterparty to the total return swap contracts listed above. The Fund either receives fees from, or pay fees to, the counterparty, depending upon the total return of the benchmark, and the agreed-upon financing rate.

1	Reflects a reset date of October 31, 2014.

See notes to financial statements.

14

Schedules of Investments — IQ Real Return ETF
October 31, 2014 (unaudited)

	Shares	Value
Investment Companies — 99.6%
Equity Funds — 3.3%
iShares MSCI EAFE ETF	9,239	$590,834
Vanguard FTSE Developed
Markets ETF(a)	6,420	254,296
Total Equity Funds		845,130

Long-Term Bond Fund — 2.4%
iShares 20+ Year Treasury Bond ETF	5,207	620,935

Real Estate Funds — 0.4%
iShares U.S. Real Estate ETF	214	16,046
SPDR Dow Jones REIT ETF(a)	103	9,091
Vanguard REIT ETF(a)	1,007	79,543
Total Real Estate Funds		104,680

Short-Term Treasury Bond Funds — 79.7%
iShares 1-3 Year Treasury Bond ETF(a)	22,189	1,879,408
iShares Short Treasury Bond ETF(a)	118,310	13,046,044
SPDR Barclays 1-3 Month T-Bill ETF*(a)	115,602	5,288,792
Total Short-Term Treasury Bond Funds		20,214,244

U.S. Large Cap Equity Funds — 10.3%
iShares Core S&P 500 ETF	50	10,149
SPDR S&P 500 ETF Trust	12,887	2,598,792
Total U.S. Large Cap Equity Funds		2,608,941

U.S. Small Cap Equity Fund — 3.5%
iShares Russell 2000 ETF	7,533	878,046
Total Investment Companies — 99.6%
(Cost $24,949,065)		25,271,976

	Shares	Value
Short-Term Investment — 0.4%
Money Market Fund — 0.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $109,417)	109,417	$109,417

Investment of Cash Collateral For
Securities Loaned — 24.8%
Money Market Fund — 24.8%
BNY Mellon Overnight Government
Fund, 0.01%(c)
(Cost $6,280,866)	6,280,866	6,280,866
Total Investments — 124.8%
(Cost $31,339,348)		$31,662,259
Liabilities in Excess of Other
Assets — (24.8)%		(6,288,179)
Net Assets — 100.0%		$25,374,080

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $6,151,417; total market value of collateral held by the Fund was $6,280,866.
(b)	Rate shown reflects the 7-day yield at October 31, 2014.
(c)	Rate shown reflects the 1-day yield at October 31, 2014.

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

See notes to financial statements.

15

Schedules of Investments — IQ Global Resources ETF
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks — 90.0%
Australia — 8.0%
BHP Billiton Ltd.	188,722	$5,633,512
Fortescue Metals Group Ltd.(a)	108,210	332,908
Iluka Resources Ltd.	14,710	93,097
Newcrest Mining Ltd.*	45,942	376,370
PanAust Ltd.	35,830	53,856
Western Areas Ltd.	14,090	53,751
Whitehaven Coal Ltd.*(a)	342,042	455,492
Woodside Petroleum Ltd.	1,644	57,991
Total Australia		7,056,977

Canada — 11.6%
Agnico Eagle Mines Ltd.	10,471	246,671
Alamos Gold, Inc.	7,671	57,220
B2Gold Corp.*	40,699	67,865
Barrick Gold Corp.	70,113	832,065
Canadian Natural Resources Ltd.	2,195	76,571
Canfor Corp.*	59,196	1,377,713
Centerra Gold, Inc.	14,280	55,729
Detour Gold Corp.*	9,454	55,343
Domtar Corp. ADR	27,102	1,113,079
Eldorado Gold Corp.	43,088	235,418
Enbridge, Inc.	1,644	77,764
First Majestic Silver Corp.*	7,101	36,404
Goldcorp, Inc.	48,878	916,910
Husky Energy, Inc.	1,908	46,048
IAMGOLD Corp.*	22,658	43,007
Imperial Oil Ltd.	1,666	80,134
Kinross Gold Corp.*	68,810	147,086
Lundin Mining Corp.*	20,678	92,253
New Gold, Inc.*	30,317	109,980
Pan American Silver Corp.	9,102	84,122
Resolute Forest Products, Inc.*	40,081	743,903
SEMAFO, Inc.*	16,586	40,455
Silver Wheaton Corp.	21,559	374,598
Suncor Energy, Inc.	2,829	100,418
Teck Resources Ltd., Class B	20,403	322,300
TransCanada Corp.	1,531	75,433
West Fraser Timber Co., Ltd.	36,296	1,903,572
Westshore Terminals Investment
Corp.	24,468	745,466
Yamana Gold, Inc.	45,332	180,532
Total Canada		10,238,059

Finland — 4.0%
UPM-Kymmene OYJ	222,733	3,521,766

France — 0.8%
Suez Environnement Co.	13,876	233,484
Total SA	4,460	264,980
Veolia Environnement	14,666	245,031
Total France		743,495

Germany — 0.2%
Suedzucker AG(a)	11,510	160,000

	Shares	Value
Common Stocks (continued)
Hong Kong — 2.1%
Beijing Enterprises Water Group Ltd.*	237,508	$169,972
China Modern Dairy Holdings Ltd.*(a)	237,600	104,780
CNOOC Ltd.	88,983	139,753
Lee & Man Paper
Manufacturing Ltd.(a)	1,965,957	1,079,918
Shougang Fushan Resources
Group Ltd.	1,696,079	382,729
Total Hong Kong		1,877,152

Ireland — 0.7%
Kerry Group PLC, Class A	9,721	660,004

Italy — 0.2%
Eni SpA	7,137	152,013

Japan — 2.9%
Ajinomoto Co., Inc.	32,995	618,960
Dowa Holdings Co., Ltd.	10,451	85,860
Itoham Foods, Inc.	11,045	56,553
Mitsui & Co., Ltd.	3,570	53,038
NH Foods Ltd.	10,162	229,790
Nippon Paper Industries Co., Ltd.	48,936	709,780
Nisshin Seifun Group, Inc.	16,446	164,159
Sumitomo Metal Mining Co., Ltd.	20,631	278,626
Toyo Suisan Kaisha Ltd.	5,601	191,605
Yamazaki Baking Co., Ltd.	12,083	147,878
Total Japan		2,536,249

Netherlands — 0.7%
Nutreco NV	3,379	169,152
Royal Dutch Shell PLC, Class A	12,729	454,363
Total Netherlands		623,515

New Zealand — 2.2%
Fletcher Building Ltd.	289,420	1,936,203

Norway — 0.6%
Norsk Hydro ASA	71,841	401,612
Statoil ASA	6,438	145,906
Total Norway		547,518

Singapore — 1.5%
Golden Agri-Resources Ltd.	711,322	287,738
Sakari Resources Ltd.*(b)(c)	240,456	202,017
Wilmar International Ltd.	352,373	877,163
Total Singapore		1,366,918

Spain — 0.2%
Ebro Foods SA	8,590	153,580
Repsol SA	2,590	57,810
Total Spain		211,390

Sweden — 6.6%
Boliden AB	9,766	160,606
Holmen AB, B Shares	35,442	1,168,589
Sandvik AB(a)	412,728	4,511,969
Total Sweden		5,841,164

See notes to financial statements.

16

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (continued)
Switzerland — 1.1%
Barry Callebaut AG*	301	$314,933
Chocoladefabriken Lindt &
Sprungli AG	125	626,786
Total Switzerland		941,719

United Kingdom — 10.1%
African Barrick Gold PLC	26,146	86,169
Anglo American PLC	49,266	1,037,641
Antofagasta PLC	34,762	390,688
Associated British Foods PLC	44,027	1,939,823
BG Group PLC	6,845	113,890
BP PLC	36,687	263,535
Cranswick PLC	2,365	53,349
Hochschild Mining PLC*	22,402	35,463
Pennon Group PLC(a)	9,982	133,108
Pentair PLC	5,395	361,735
Polymetal International PLC	23,395	192,756
Randgold Resources Ltd.	5,566	327,517
Rio Tinto PLC	65,977	3,136,514
Severn Trent PLC	6,524	208,331
Tate & Lyle PLC	25,993	252,004
United Utilities Group PLC	18,563	253,769
Vedanta Resources PLC	9,489	124,788
Total United Kingdom		8,911,080

United States — 36.5%
Alcoa, Inc.	38,237	640,852
American Water Works Co., Inc.	4,886	260,766
Anadarko Petroleum Corp.	1,013	92,973
Apache Corp.	782	60,370
Aqua America, Inc.	4,838	126,756
Archer-Daniels-Midland Co.	36,390	1,710,330
Baker Hughes, Inc.	865	45,810
Bradken Ltd.	55,851	189,499
Bunge Ltd.	8,239	730,387
Chevron Corp.	3,782	453,651
Clearwater Paper Corp.*	8,866	570,527
Cloud Peak Energy, Inc.*	20,129	240,944
ConAgra Foods, Inc.	23,330	801,385
ConocoPhillips	2,432	175,469
CONSOL Energy, Inc.	75,947	2,794,850
Devon Energy Corp.	807	48,420
EOG Resources, Inc.	1,082	102,844
Evraz PLC(a)	52,993	109,537
Exxon Mobil Corp.	8,560	827,838
Flowserve Corp.	3,761	255,710
Freeport-McMoRan, Inc.	36,835	1,049,798
General Mills, Inc.	34,098	1,771,732
Halliburton Co.	1,682	92,745
Hershey Co. (The)	12,397	1,188,996
Hess Corp.	644	54,618
Hormel Foods Corp.	12,805	690,318
IDEX Corp.	2,211	165,626
Ingredion, Inc.	4,134	319,352
J.M. Smucker Co. (The)	5,754	598,416
Joy Global, Inc.(a)	32,877	1,730,317
KapStone Paper and Packaging
Corp.*	40,583	1,248,333
Kellogg Co.	19,933	1,274,915
Kinder Morgan, Inc.(a)	2,042	79,025
Louisiana-Pacific Corp.*	59,886	874,336

	Shares	Value
Common Stocks (continued)
United States (continued)
MeadWestvaco Corp.	74,012	$3,269,110
Mondelez International, Inc., Class A	94,336	3,326,287
National Oilwell Varco, Inc.	765	55,570
Newmont Mining Corp.	30,337	569,122
Occidental Petroleum Corp.	1,566	139,264
Peabody Energy Corp.(a)	89,674	935,300
Phillips 66	1,164	91,374
Pioneer Natural Resources Co.	284	53,693
Royal Gold, Inc.	3,903	223,056
Schlumberger Ltd.	2,578	254,345
Seaboard Corp.*	57	175,154
Southern Copper Corp.	28,356	816,086
Spectra Energy Corp.	1,328	51,965
Tyson Foods, Inc., Class A	16,504	665,936
Williams Cos., Inc. (The)	1,355	75,216
Xylem, Inc.	5,050	183,618
Total United States		32,262,541
Total Common Stocks — 90.0%
(Cost $83,741,850)		79,587,763

Short-Term Investment — 9.5%
Money Market Fund — 9.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(d)
(Cost $8,424,186)	8,424,186	8,424,186

Investment of Cash Collateral For
Securities Loaned — 5.0%
Money Market Fund — 5.0%
BNY Mellon Overnight Government
Fund, 0.01%(e)
(Cost $4,413,413)	4,413,413	4,413,413
Total Investments — 104.5%
(Cost $96,579,449)		$92,425,362
Liabilities in Excess of Other
Assets — (4.5)%(f)		(3,969,656)
Net Assets — 100.0%		$88,455,706

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $4,133,636; total market value of collateral held by the Fund was $4,430,768. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $17,355.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	Security has been deemed illiquid because it may not be able to be resold within seven days. At October 31, 2014, the value of this security was $202,017.
(d)	Rate shown reflects the 7-day yield at October 31, 2014.
(e)	Rate shown reflects the 1-day yield at October 31, 2014.
(f)	Liabilities in Excess of Other Assets includes net unrealized appreciation on future contracts.

ADR — American Depositary Receipt

PLC — Public Limited Company

See notes to financial statements.

17

Schedules of Investments — IQ Global Resources ETF (continued)
October 31, 2014 (unaudited)

Open futures contracts outstanding at October 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	December 2014	(95)	$(9,445,361)	$(9,554,150)	$(108,789)
Mini MSCI EAFE Index Future	Morgan Stanley	December 2014	(102)	(9,654,725)	(9,363,600)	291,125
						$182,336

Cash posted as collateral to broker for futures contracts was $845,000 at October 31, 2014.

See notes to financial statements.

18

Schedules of Investments — IQ Merger Arbitrage ETF
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks — 83.4%
Basic Materials — 5.9%
Lafarge SA	5,136	$355,914
Rockwood Holdings, Inc.	11,862	912,307
Sakari Resources Ltd.* (a)(b)	425	357
Sigma-Aldrich Corp.	19,254	2,616,811
Taiyo Nippon Sanso Corp.	19,000	167,789
Total Basic Materials		4,053,178

Capital Goods — 0.6%
OmniVision Technologies, Inc.*	14,905	399,156

Communication Services — 1.9%
Covisint Corp.	2	5
T-Mobile US, Inc.*	26,762	781,183
tw telecom, Inc.*	12,854	549,894
Total Communication Services		1,331,082

Consumer Cyclicals — 16.1%
Bally Technologies, Inc.*	9,520	765,408
Concur Technologies, Inc.*	26,826	3,442,312
Conversant, Inc.*	18,658	657,694
Family Dollar Stores, Inc.	52,554	4,114,453
International Game Technology	26,722	437,974
TRW Automotive Holdings Corp.*	14,653	1,485,081
TUI Travel PLC	24,421	155,733
Total Consumer Cyclicals		11,058,655

Consumer Staples — 15.1%
DIRECTV*	35,235	3,058,046
LIN Media LLC, Class A*	27,596	660,372
Lorillard, Inc.	17,455	1,073,482
Sky Deutschland AG*	18,040	152,114
Tim Hortons, Inc.	41,200	3,337,074
Time Warner Cable, Inc.	13,957	2,054,610
Total Consumer Staples		10,335,698

Energy — 6.8%
Athlon Energy, Inc.*	12,737	742,567
Dresser-Rand Group, Inc.*	40,702	3,325,353
Kodiak Oil & Gas Corp.*	44,894	484,406
QR Energy LP	7,607	124,755
Total Energy		4,677,081

Financials — 3.1%
American Realty Capital
Healthcare Trust, Inc.	24,313	274,737
Glimcher Realty Trust	70,945	974,075
Protective Life Corp.	9,614	669,903
Schweizerische National-Versicherungs
Gesellschaft AG, Class V(c)	2,187	181,900
Total Financials		2,100,615

Health Care — 15.1%
Alere, Inc.*	6,658	266,120
Allergan, Inc.	16,595	3,154,046
Auxilium Pharmaceuticals, Inc.*(c)	24,091	775,008
Covidien PLC	42,742	3,951,071
Gentiva Health Services, Inc.*	9,814	193,336
Nobel Biocare Holding AG*	10,963	193,642
Shire PLC	24,986	1,664,110
VIVUS, Inc.*(c)	38,014	128,867
Total Health Care		10,326,200

Technology — 8.2%
Compuware Corp.	40,006	406,061
International Rectifier Corp.*	35,149	1,397,876

	Shares	Value
Common Stocks (continued)
Technology (continued)
Riverbed Technology, Inc.*	43,817	$832,085
TIBCO Software, Inc.*	83,265	1,945,903
Trulia, Inc.*(c)	21,817	1,017,763
Total Technology		5,599,688

Utilities — 10.6%
El Paso Pipeline Partners LP	34,445	1,400,189
Integrys Energy Group, Inc.	10,710	778,403
Kinder Morgan Energy Partners LP	37,203	3,489,641
Kinder Morgan Management LLC*	7,582	721,352
Pepco Holdings, Inc.	31,837	870,424
Total Utilities		7,260,009
Total Common Stocks — 83.4%
(Cost $57,168,300)		57,141,362

Rights — 0.0%(d)
Health Care — 0.0%(d)
Trius Therapeutics CVR*(b)	6,177	—
Furiex Pharmaceuticals CVR*	2,059	20,116
Total Rights — 0.0%(d)
(Cost $20,116)		20,116
Short-Term Treasury Bond Fund — 0.2%
iShares Short Treasury Bond ETF(c)
(Cost $136,967)	1,242	136,955

Short-Term Investment — 14.4%
Money Market Fund — 14.4%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(e)
(Cost $9,855,491)	9,855,491	9,855,491

Investment of Cash Collateral For
Securities Loaned — 2.0%
Money Market Fund — 2.0%
BNY Mellon Overnight Government
Fund, 0.01%(f)
(Cost $1,348,748)	1,348,748	1,348,748
Total Investments — 100.0%
(Cost $68,529,622)		$68,502,672
Other Assets in Excess of
Liabilities — 0.0%(d)(g)		10,666
Net Assets — 100.0%		$68,513,338

*	Non-income producing securities.
(a)	Security has been deemed illiquid because it may not be able to be sold within seven days. At October 31, 2014, the value of this security was $357.
(b)	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
(c)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,318,176; total market value of collateral held by the Fund was $1,348,748.
(d)	Less than 0.05%.
(e)	Rate shown reflects the 7-day yield at October 31, 2014.
(f)	Rate shown reflects the 1-day yield at October 31, 2014.
(g)	Other Assets in Excess of Liabilities includes net unrealized appreciation on future contracts.

CVR — Contigent Value Right

ETF — Exchange Traded Fund

LP — Limited Partnership

PLC — Public Limited Company

See notes to financial statements.

19

Schedules of Investments — IQ Merger Arbitrage ETF (continued)
October 31, 2014 (unaudited)

Open futures contracts outstanding at October 31, 2014:

Type	Broker	Expiration Date	Number of Contracts Purchased (Sold)	Value at Trade Date	Value at October 31, 2014	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Future	Morgan Stanley	December 2014	(111)	$(11,007,052)	$(11,163,270)	$(156,218)
Mini MSCI EAFE Index Future	Morgan Stanley	December 2014	(118)	(11,100,307)	(10,832,400)	267,907
						$111,689

Cash posted as collateral to broker for futures contracts was $982,600 at October 31, 2014.

See notes to financial statements.

20

Schedules of Investments — IQ Australia Small Cap ETF
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks — 99.5%
Consumer Discretionary — 24.8%
Ainsworth Game Technology Ltd.	8,287	$22,071
APN News & Media Ltd.*	34,251	22,580
Aristocrat Leisure Ltd.	40,844	230,131
Automotive Holdings Group Ltd.	15,766	52,800
Breville Group Ltd.(a)	6,993	41,860
Echo Entertainment Group Ltd.	60,560	202,283
Fairfax Media Ltd.	148,504	106,386
G8 Education Ltd.	20,712	90,847
Invocare Ltd.	8,475	90,214
JB Hi-Fi Ltd.(a)	7,227	99,163
Myer Holdings Ltd.	44,701	76,227
Navitas Ltd.(a)	15,459	71,747
Nine Entertainment Co. Holdings Ltd.	47,058	85,210
Retail Food Group Ltd.(a)	6,310	30,894
Seven West Media Ltd.	50,198	75,673
Slater & Gordon Ltd.	12,910	69,336
Southern Cross Media Group Ltd.	50,915	43,859
STW Communications Group Ltd.	22,926	22,772
Super Retail Group Ltd.	10,812	69,662
Tabcorp Holdings Ltd.	59,976	214,566
Ten Network Holdings Ltd.*(a)	146,595	28,349
Village Roadshow Ltd.	5,728	35,345
Vocation Ltd.	12,477	10,035
Wotif.com Holdings Ltd.	6,565	17,485
Total Consumer Discretionary		1,809,495

Consumer Staples — 6.4%
Asaleo Care Ltd.*	31,850	56,832
Bega Cheese Ltd.	8,941	40,711
Goodman Fielder Ltd.	114,637	64,490
GrainCorp Ltd., Class A	11,964	92,124
Metcash Ltd.(a)	70,792	176,100
Tassal Group Ltd.	10,607	34,497
Total Consumer Staples		464,754

Energy — 6.3%
AWE Ltd.*	38,166	58,709
Beach Energy Ltd.	95,730	98,031
Drillsearch Energy Ltd.*	27,216	28,109
Karoon Gas Australia Ltd.*(a)	18,628	48,303
Liquefied Natural Gas Ltd.*(a)	29,720	97,181
Senex Energy Ltd.*	56,769	26,697
Sundance Energy Australia Ltd.*	36,575	37,454
Whitehaven Coal Ltd.*(a)	47,620	63,415
Total Energy		457,899

Financials — 7.5%
BT Investment Management Ltd.	4,507	24,760
Cover-More Group Ltd.	22,934	44,350
FlexiGroup Ltd.	16,666	52,445
IOOF Holdings Ltd.	20,701	164,312
Magellan Financial Group Ltd.(a)	8,091	95,514
nib holdings Ltd.	34,345	98,719
OzForex Group Ltd.	15,581	34,239
Steadfast Group Ltd.	22,003	28,527
Total Financials		542,866

	Shares	Value
Common Stocks (continued)
Health Care — 8.9%
Ansell Ltd.	12,039	$210,481
Japara Healthcare Ltd.*	19,460	43,790
Mesoblast Ltd.*(a)	14,611	53,941
Primary Health Care Ltd.	37,639	153,844
Sigma Pharmaceuticals Ltd.	84,512	57,572
Sirtex Medical Ltd.	4,233	96,704
Virtus Health Ltd.(a)	4,832	31,642
Total Health Care		647,974

Industrials — 19.1%
Bradken Ltd.(a)	12,380	42,005
Cardno Ltd.(a)	11,502	56,112
Downer EDI Ltd.	32,542	135,585
GWA Group Ltd.	17,162	41,183
Jacana Minerals Ltd.*	2,006	411
McMillan Shakespeare Ltd.	4,542	42,599
Mermaid Marine Australia Ltd.	26,641	43,557
Mineral Resources Ltd.	10,818	80,827
Monadelphous Group Ltd.(a)	6,456	71,049
Qantas Airways Ltd.*	169,268	249,962
Recall Holdings Ltd.	22,232	112,952
SAI Global Ltd.	16,639	59,380
Skilled Group Ltd.	14,800	29,921
Spotless Group Holdings Ltd.*	49,109	82,880
Transfield Services Ltd.*	39,220	65,501
Transpacific Industries Group Ltd.	116,672	92,299
UGL Ltd.*(a)	12,665	77,483
Veda Group Ltd.	43,222	87,002
Virgin Australia Holdings Ltd.*	64,049	21,675
Total Industrials		1,392,383

Information Technology — 3.3%
carsales.com Ltd.(a)	11,736	109,762
iProperty Group Ltd.*	7,019	14,931
Iress Ltd.	8,425	73,093
Technology One Ltd.	15,475	45,704
Total Information Technology		243,490

Materials — 18.9%
Adelaide Brighton Ltd.	33,607	99,256
Arrium Ltd.	202,974	59,769
Atlas Iron Ltd.(a)	59,671	17,571
BlueScope Steel Ltd.*	40,521	186,994
CSR Ltd.	37,244	112,944
DuluxGroup Ltd.	29,706	139,697
Evolution Mining Ltd.	35,326	18,631
Independence Group NL	17,416	69,501
Mount Gibson Iron Ltd.	47,890	18,943
Northern Star Resources Ltd.	41,215	39,851
Nufarm Ltd.	17,349	75,486
OZ Minerals Ltd.	23,483	79,883
Pact Group Holdings Ltd.	13,461	45,199
PanAust Ltd.	37,496	56,360
Regis Resources Ltd.*(a)	22,838	27,703
Sandfire Resources NL	6,919	34,119
Sims Metal Management Ltd.(a)	13,119	128,462
Sirius Resources NL*	25,142	68,510
Syrah Resources Ltd.*	6,761	21,929
TFS Corp., Ltd.	19,656	26,608
Western Areas Ltd.	13,866	52,897
Total Materials		1,380,313

See notes to financial statements.

21

Schedules of Investments — IQ Australia Small Cap ETF (continued)
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 1.9%
iiNET Ltd.	9,540	$67,085
M2 Group Ltd.(a)	10,498	72,438
Total Telecommunication Services		139,523
Utilities — 2.4%
Spark Infrastructure Group	106,488	177,846
Total Common Stocks — 99.5%
(Cost $8,273,358)		7,256,543

	Shares	Value
Investment of Cash Collateral For
Securities Loaned — 16.4%
Money Market Fund — 16.4%
BNY Mellon Overnight Government
Fund, 0.01%(b)
(Cost $1,194,112)	1,194,112	$1,194,112
Total Investments — 115.9%
(Cost $9,467,470)		$8,450,655
Liabilities in Excess of Other
Assets — (15.9)%		(1,160,395)
Net Assets — 100.0%		$7,290,260

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,051,027; total market value of collateral held by the Fund was $1,194,112.
(b)	Rate shown reflects the 1-day yield at October 31, 2014.

See notes to financial statements.

22

Schedules of Investments — IQ Canada Small Cap ETF
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Consumer Discretionary — 9.3%
Amaya Gaming Group, Inc.*	13,210	$401,297
DHX Media Ltd., Class B	14,068	121,533
Hudson’s Bay Co.	13,644	236,708
Martinrea International, Inc.	10,605	112,404
Quebecor, Inc., Class B	10,577	271,402
RONA, Inc.	14,902	181,740
Total Consumer Discretionary		1,325,084

Consumer Staples — 3.1%
Jean Coutu Group (PJC), Inc., Class A	10,236	234,599
Maple Leaf Foods, Inc.	11,951	206,700
Total Consumer Staples		441,299

Energy — 36.9%
Advantage Oil & Gas Ltd.*	21,127	90,508
Athabasca Oil Corp.*	42,372	137,175
Bankers Petroleum Ltd.*	32,540	124,971
Bellatrix Exploration Ltd.*	23,837	111,420
Birchcliff Energy Ltd.*	12,893	99,718
BlackPearl Resources, Inc.*	36,760	52,819
Calfrac Well Services Ltd.	9,042	108,268
Canacol Energy Ltd.*	13,210	45,109
Canadian Energy Services &
Technology Corp.(a)	23,792	183,592
CanElson Drilling, Inc.	10,507	51,349
Canyon Services Group, Inc.	8,077	78,015
Cardinal Energy Ltd.(a)	5,376	79,392
Crew Energy, Inc.*	14,870	92,851
DeeThree Exploration Ltd.*	9,402	53,621
Denison Mines Corp.*	56,361	52,989
Ensign Energy Services, Inc.	15,865	178,990
Gibson Energy, Inc.(a)	15,575	452,835
Ithaca Energy, Inc.*	38,838	49,605
Kelt Exploration Ltd.*	12,963	109,113
Legacy Oil + Gas, Inc.*	24,428	99,450
Lightstream Resources Ltd.(a)	24,212	63,996
Long Run Exploration Ltd.(a)	20,376	57,652
Northern Blizzard Resources, Inc.	3,701	48,091
NuVista Energy Ltd.*	16,428	151,101
Painted Pony Petroleum Ltd.*	11,421	108,188
Parex Resources, Inc.*	13,862	127,007
Parkland Fuel Corp.(a)	9,393	183,703
Poseidon Concepts Corp.*(b)(c)	13,377	0
Precision Drilling Corp.(a)	36,610	304,907
Raging River Exploration, Inc.*	19,672	133,653
RMP Energy, Inc.*	14,751	77,454
Secure Energy Services, Inc.	14,378	266,148
Spartan Energy Corp.*	29,000	78,709
Surge Energy, Inc.(a)	26,908	149,164
TORC Oil & Gas Ltd.(a)	11,082	103,895
Trican Well Service Ltd.	18,685	167,385
Trinidad Drilling Ltd.	17,361	113,025
Veresen, Inc.(a)	27,943	438,433
Western Energy Services Corp.	7,858	49,833
Whitecap Resources, Inc.(a)	30,362	392,906
Total Energy		5,267,040

Financials — 3.7%
AGF Management Ltd., Class B	8,661	78,663
Canaccord Genuity Group, Inc.	9,808	82,991

	Shares	Value
Common Stocks (continued)
Financials (continued)
Element Financial Corp.*	32,081	$372,754
Total Financials		534,408

Health Care — 1.1%
Extendicare, Inc.(a)	10,898	78,875
ProMetic Life Sciences, Inc.*(a)	54,094	79,166
Total Health Care		158,041

Industrials — 14.2%
Aecon Group, Inc.	6,922	89,944
Air Canada, Class B*	24,979	206,044
CAE, Inc.	33,220	425,471
Horizon North Logistics, Inc.	12,573	35,462
Progressive Waste Solutions Ltd.	13,716	400,489
Russel Metals, Inc.	7,735	225,371
TransForce, Inc.	10,878	265,908
WestJet Airlines Ltd.	13,310	376,474
Total Industrials		2,025,163

Information Technology — 2.7%
Avigilon Corp.*	4,776	66,041
DH Corp.	10,157	324,318
Total Information Technology		390,359

Materials — 21.9%
Ainsworth Lumber Co., Ltd.*	13,525	31,190
Alacer Gold Corp.	29,168	48,378
Alamos Gold, Inc.	16,052	119,737
AuRico Gold, Inc.	31,368	100,438
B2Gold Corp.*	81,830	136,450
Canexus Corp.(a)	23,100	79,291
Canfor Corp.*	5,549	129,146
Capstone Mining Corp.*	43,137	80,730
Centerra Gold, Inc.	20,118	78,513
China Gold International
Resources Corp., Ltd.*	30,484	58,402
Detour Gold Corp.*	19,838	116,130
Dundee Precious Metals, Inc.*	11,202	31,894
First Majestic Silver Corp.*	14,266	73,136
Fortuna Silver Mines, Inc.*	16,013	55,391
HudBay Minerals, Inc.	29,298	224,260
IAMGOLD Corp.*	47,225	89,637
Interfor Corp.*	8,319	126,469
Intertape Polymer Group, Inc.	6,937	101,583
Ivanhoe Mines Ltd., Class A*	65,348	49,267
Lundin Mining Corp.*	64,520	287,849
Major Drilling Group
International, Inc.	10,114	59,027
Nevsun Resources Ltd.	24,868	84,037
Norbord, Inc.	3,223	63,033
Pan American Silver Corp.	18,908	174,750
Pretium Resources, Inc.*	11,052	50,582
Primero Mining Corp.*	20,115	68,688
Sandstorm Gold Ltd.*	14,064	40,416
SEMAFO, Inc.*	35,018	85,414
Sherritt International Corp.	35,650	88,536
Silver Standard Resources, Inc.*	10,212	44,473
Tahoe Resources, Inc.*	10,603	183,668
Torex Gold Resources, Inc.*	98,966	105,334
Western Forest Products, Inc.	32,474	66,823
Total Materials		3,132,672

See notes to financial statements.

23

Schedules of Investments — IQ Canada Small Cap ETF (continued)
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks (continued)
Telecommunication Services — 1.8%
Manitoba Telecom Services, Inc.(a)	9,829	$259,009

Utilities — 4.6%
Algonquin Power & Utilities Corp.	22,164	180,858
Capital Power Corp.	10,423	236,481
Just Energy Group, Inc.	13,124	63,906
Superior Plus Corp.(a)	15,694	169,962
Total Utilities		651,207
Total Common Stocks — 99.3%
(Cost $18,689,754)		14,184,282

Investment of Cash Collateral For
Securities Loaned — 21.7%
Money Market Fund — 21.7%
BNY Mellon Overnight Government
Fund, 0.01%(d)
(Cost $3,104,659)	3,104,659	3,104,659

	Shares	Value
Total Investments — 121.0%
(Cost $21,794,413)		$17,288,941
Liabilities in Excess of Other
Assets — (21.0)%		(3,005,284)
Net Assets — 100.0%		$14,283,657

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,949,287; total market value of collateral held by the Fund was $3,104,659.
(b)	Security fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees.
(c)	Illiquid security.
(d)	Rate shown reflects the 1-day yield at October 31, 2014.

See notes to financial statements.

24

Schedules of Investments — IQ Global Agribusiness Small Cap ETF
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks — 99.2%
Australia — 7.0%
GrainCorp Ltd., Class A	93,597	$720,701
Nufarm Ltd.	135,724	590,542
Total Australia		1,311,243

Canada — 5.4%
Maple Leaf Foods, Inc.	58,162	1,005,950

China — 6.3%
China BlueChemical Ltd., Class H	1,038,536	368,266
China Modern Dairy Holdings Ltd.*(a)	1,173,603	517,553
First Tractor Co., Ltd., Class H(a)	247,681	158,410
Shenguan Holdings Group Ltd.	429,932	121,409
Total China		1,165,638

Hong Kong — 6.9%
China Huishan Dairy
Holdings Co., Ltd.(a)	2,988,218	670,453
China Yurun Food Group Ltd.*(a)	824,531	352,982
Sinofert Holdings Ltd.*	1,088,388	165,605
YuanShengTai Dairy Farm Ltd.*	660,447	91,123
Total Hong Kong		1,280,163

Indonesia — 3.4%
PT Malindo Feedmill Tbk	487,330	126,016
PT Perusahaan Perkebunan London
Sumatra Indonesia Tbk	1,706,870	274,709
PT Salim Ivomas Pratama Tbk	2,109,183	135,260
PT Sawit Sumbermas Sarana Tbk	926,213	95,419
Total Indonesia		631,404

Japan — 30.0%
Fuji Oil Co., Ltd.	36,389	572,265
Iseki & Co., Ltd.(a)	124,832	282,836
Itoham Foods, Inc.	77,571	397,179
J-Oil Mills, Inc.	57,108	185,427
Kumiai Chemical Industry Co., Ltd.(a)	29,460	178,959
Mitsui Sugar Co., Ltd.	49,169	167,983
Morinaga Milk Industry Co., Ltd.	125,595	416,764
Nichirei Corp.	164,000	686,107
Nihon Nohyaku Co., Ltd.	29,512	293,527
Nippon Flour Mills Co., Ltd.	76,357	379,384
Nisshin Oillio Group Ltd. (The)	76,360	273,140
Nisshin Seifun Group, Inc.	148,292	1,480,208
Prima Meat Packers Ltd.	77,200	181,112
Yamatane Corp.	56,677	85,947
Total Japan		5,580,838

Luxembourg — 2.8%
Adecoagro SA ADR*	58,041	526,432

Netherlands — 11.0%
Nutreco NV	40,720	2,038,428

Singapore — 3.5%
First Resources Ltd.	306,152	495,369
Indofood Agri Resources Ltd.	244,990	159,134
Total Singapore		654,503

	Shares	Value
Common Stocks (continued)
Spain — 4.2%
Deoleo SA*	305,822	$141,771
Ebro Foods SA	35,586	636,238
Total Spain		778,009

Thailand — 0.6%
GFPT PCL	187,513	111,115

United Arab Emirates — 0.9%
Amira Nature Foods Ltd.*(a)	9,868	171,802

United Kingdom — 3.0%
Dairy Crest Group PLC	84,209	561,116

United States — 14.2%
American Vanguard Corp.	15,609	180,128
Chiquita Brands International, Inc.*	27,931	403,044
CVR Partners LP	20,962	255,317
Lindsay Corp.(a)	7,583	665,029
Sanderson Farms, Inc.(a)	12,538	1,052,941
Sumpo Food Holdings Ltd.*	800,000	95,936
Total United States		2,652,395
Total Common Stocks — 99.2%
(Cost $20,646,151)		18,469,036

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $100,634)	100,634	100,634
Investment of Cash Collateral For
Securities Loaned — 18.4%
Money Market Fund — 18.4%
BNY Mellon Overnight Government
Fund, 0.01%(c)
(Cost $3,420,349)	3,420,349	3,420,349
Total Investments — 118.1%
(Cost $24,167,134)		$21,990,019
Liabilities in Excess of Other
Assets — (18.1)%		(3,376,886)
Net Assets — 100.0%		$18,613,133

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $3,317,792; total market value of collateral held by the Fund was $3,420,349.
(b)	Rate shown reflects the 7-day yield at October 31, 2014.
(c)	Rate shown reflects the 1-day yield at October 31, 2014.

ADR — American Depositary Receipt

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

25

Schedules of Investments — IQ Global Oil Small Cap ETF
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks — 99.3%
Australia — 0.4%
Horizon Oil Ltd.*(a)	27,747	$7,195

Bermuda — 0.4%
Archer Ltd.*	7,542	7,262

Canada — 12.4%
Canyon Services Group, Inc.	2,069	19,984
Ensign Energy Services, Inc.	3,992	45,038
Horizon North Logistics, Inc.	3,168	8,935
Ithaca Energy, Inc.*	9,764	12,471
Lightstream Resources Ltd.(a)	6,089	16,094
Pengrowth Energy Corp.(a)	16,725	67,496
Sunshine Oilsands Ltd.*	70,374	7,986
TORC Oil & Gas Ltd.(a)	2,744	25,725
TransGlobe Energy Corp.	2,200	9,542
Twin Butte Energy Ltd.(a)	10,695	14,229
Total Canada		227,500

China — 2.0%
Shandong Molong Petroleum
Machinery Co., Ltd., Class H*	7,303	4,153
Sinopec Shanghai Petrochemical
Co., Ltd., Class H	105,628	32,825
Total China		36,978

Finland — 4.4%
Neste Oil OYJ	3,785	81,803

France — 1.8%
Etablissements Maurel et Prom*	2,767	33,097

Indonesia — 0.2%
PT Elnusa Tbk	79,700	3,430

Italy — 0.4%
Saras SpA*	7,526	7,676

Japan — 9.9%
Cosmo Oil Co., Ltd.	25,525	38,935
Showa Shell Sekiyu K.K.	5,930	49,988
Toa Oil Co., Ltd.	2,000	2,712
TonenGeneral Sekiyu K.K.	10,410	90,352
Total Japan		181,987

Norway — 4.0%
BW Offshore Ltd.	9,608	11,770
Det Norske Oljeselskap ASA*	2,702	17,450
DNO ASA*	18,161	44,118
Total Norway		73,338

Singapore — 0.2%
Mirach Energy Ltd.*	24,000	2,670

Thailand — 5.1%
Bangchak Petroleum PCL (The)	23,452	24,122
IRPC PCL	327,881	34,429
Thai Oil PCL	25,934	35,632
Total Thailand		94,183

United Arab Emirates — 3.4%
Dragon Oil PLC	7,195	61,871

United Kingdom — 1.9%
Quadrise Fuels International PLC*	12,355	5,584
Rockhopper Exploration PLC*(a)	8,441	9,926

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
Salamander Energy PLC*	7,430	$12,600
Xcite Energy Ltd.*	9,429	6,939
Total United Kingdom		35,049

United States — 52.8%
Alon USA Energy, Inc.	768	12,319
Alon USA Partners LP	361	7,022
Bonanza Creek Energy, Inc.*	985	44,561
BPZ Resources, Inc.*(a)	3,172	3,933
CVR Energy, Inc.(a)	485	23,561
CVR Refining LP	1,397	33,863
Emerald Oil, Inc.*(a)	1,555	4,945
Gulfport Energy Corp.*	2,679	134,431
Harvest Natural Resources, Inc.*	1,275	4,743
Key Energy Services, Inc.*	4,154	12,628
Kodiak Oil & Gas Corp.*	8,301	89,568
Northern Tier Energy LP	1,797	45,356
Ocean Rig UDW, Inc.(a)	1,475	20,281
PBF Energy, Inc., Class A	2,784	72,579
PBF Logistics LP	415	10,221
Pioneer Energy Services Corp.*	1,962	18,011
QR Energy LP	1,604	26,306
Sanchez Energy Corp.*(a)	1,674	28,575
SemGroup Corp., Class A	1,342	102,999
Stone Energy Corp.*	1,731	42,410
Synergy Resources Corp.*	1,947	23,734
Tesco Corp.	1,084	20,639
Tesoro Logistics LP	1,195	67,278
VAALCO Energy, Inc.*	1,725	12,800
Western Refining, Inc.	2,422	110,419
Total United States		973,182
Total Common Stocks — 99.3%
(Cost $2,156,561)		1,827,221

Short-Term Investment — 0.5%
Money Market Fund — 0.5%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio, 0.03%(b)
(Cost $9,401)	9,401	9,401
Investment of Cash Collateral For
Securities Loaned — 10.0%
Money Market Fund — 10.0%
BNY Mellon Overnight Government
Fund 0.01%(c)
(Cost $184,818)	184,818	184,818
Total Investments — 109.8%
(Cost $2,350,780)		$2,021,440
Liabilities in Excess of Other
Assets — (9.8)%		(179,787)
Net Assets — 100.0%		$1,841,653

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $177,970; total market value of collateral held by the Fund was $184,818.
(b)	Rate shown reflects the 7-day yield at October 31, 2014.
(c)	Rate shown reflects the 1-day yield at October 31, 2014.

K.K. — Kabushiki Kaisha

LP — Limited Partnership

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

26

Schedules of Investments — IQ U.S. Real Estate Small Cap ETF
October 31, 2014 (unaudited)

	Shares	Value
Common Stocks — 99.7%
Diversified REITs — 15.0%
Cousins Properties, Inc.	174,441	$2,269,477
Empire State Realty Trust, Inc., Class A	75,614	1,206,799
Excel Trust, Inc.	47,419	616,447
Investors Real Estate Trust(a)	94,963	797,689
Kennedy-Wilson Holdings, Inc.	58,717	1,590,643
Monmouth Real Estate Investment
Corp.(a)	43,621	488,555
Redwood Trust, Inc.	68,382	1,284,898
Resource Capital Corp.	106,996	566,009
Washington Real Estate
Investment Trust	55,647	1,572,584
Winthrop Realty Trust	27,661	432,341
Total Diversified REITs		10,825,442

Hotel REITs — 14.3%
Ashford Hospitality Trust, Inc.	70,601	797,791
Chesapeake Lodging Trust	45,280	1,496,051
FelCor Lodging Trust, Inc.	93,083	998,781
Hersha Hospitality Trust	161,810	1,179,595
Pebblebrook Hotel Trust	56,370	2,401,362
Summit Hotel Properties, Inc.	70,392	819,363
Sunstone Hotel Investors, Inc.	171,057	2,618,883
Total Hotel REITs		10,311,826

Mortgage REITs — 20.7%
AG Mortgage Investment Trust, Inc.	23,633	450,681
Anworth Mortgage Asset Corp.	100,942	523,889
Apollo Commercial Real Estate
Finance, Inc.	39,182	644,152
Apollo Residential Mortgage, Inc.	26,793	446,907
Ares Commercial Real Estate Corp.	21,866	265,891
ARMOUR Residential REIT, Inc.	297,064	1,176,373
Colony Financial, Inc.	91,320	2,034,610
Dynex Capital, Inc.	42,426	357,227
Gramercy Property Trust, Inc.(a)	89,919	561,994
Invesco Mortgage Capital, Inc.	103,542	1,712,585
iStar Financial, Inc.*(a)	68,846	976,925
New Residential Investment Corp.	115,787	1,433,443
New York Mortgage Trust, Inc.(a)	75,536	589,936
Newcastle Investment Corp.	61,062	1,474,647
PennyMac Mortgage Investment
Trust	58,056	1,253,429
RAIT Financial Trust	68,533	502,347
Western Asset Mortgage
Capital Corp.(a)	34,232	514,165
Total Mortgage REITs		14,919,201

Office REITs — 15.7%
Brandywine Realty Trust	148,573	2,292,481
First Industrial Realty Trust, Inc.	90,169	1,761,001
First Potomac Realty Trust	48,407	605,088
Franklin Street Properties Corp.	76,361	915,568
Government Properties Income Trust	58,381	1,332,254
Hudson Pacific Properties, Inc.	48,074	1,312,901
Lexington Realty Trust	157,239	1,723,339
Parkway Properties, Inc.	68,230	1,368,012
Total Office REITs		11,310,644

Residential REITs — 4.5%
American Residential Properties,
Inc.*(a)	26,948	512,012

	Shares	Value
Common Stocks (continued)
Residential REITs (continued)
Associated Estates Realty Corp.	45,015	$879,143
Education Realty Trust, Inc.	116,601	1,312,927
Silver Bay Realty Trust Corp.	30,305	513,064
Total Residential REITs		3,217,146

Retail REITs — 13.5%
Acadia Realty Trust	49,487	1,543,994
Cedar Realty Trust, Inc.	60,445	415,862
Glimcher Realty Trust	119,487	1,640,557
Inland Real Estate Corp.	72,923	773,713
Kite Realty Group Trust	69,412	1,797,077
Pennsylvania Real Estate
Investment Trust	55,394	1,187,093
Ramco-Gershenson Properties Trust	63,735	1,114,088
Retail Opportunity Investments Corp.	75,233	1,229,307
Total Retail REITs		9,701,691

Specialized REITs — 16.0%
Aviv REIT, Inc.	21,164	713,862
Campus Crest Communities, Inc.	53,685	340,363
CubeSmart	119,076	2,506,550
CyrusOne, Inc.	29,587	808,021
DCT Industrial Trust, Inc.	277,696	2,379,855
Medical Properties Trust, Inc.	142,102	1,916,956
Physicians Realty Trust	38,362	588,473
Sabra Health Care REIT, Inc.	38,658	1,104,459
STAG Industrial, Inc.	46,275	1,129,110
Total Specialized REITs		11,487,649
Total Common Stocks — 99.7%
(Cost $66,431,013)		71,773,599

Short-Term Investment — 0.2%
Money Market Fund — 0.2%
Morgan Stanley Institutional Liquidity
Funds Treasury Portfolio —
Institutional Class, 0.03%(b)
(Cost $166,211)	166,211	166,211
Investment of Cash Collateral For
Securities Loaned — 3.6%
Money Market Fund — 3.6%
BNY Mellon Overnight Government
Fund, 0.01%(c)
(Cost $2,555,055)	2,555,055	2,555,055
Total Investments — 103.5%
(Cost $69,152,279)		$74,494,865
Liabilities in Excess of Other
Assets — (3.5)%		(2,524,260)
Net Assets — 100.0%		$71,970,605

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,492,157; total market value of collateral held by the Fund was $2,555,055.
(b)	Rate shown reflects the 7-day yield at October 31, 2014.
(c)	Rate shown reflects the 1-day yield at October 31, 2014.

REIT — Real Estate Investment Trust

See notes to financial statements.

27

Statements of Assets and Liabilities
October 31, 2014 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Assets
Investments, at cost:	$1,080,182,540	$30,359,456	$17,526,778	$31,339,348	$96,579,449	$68,529,622
Investments, at value (including
securities on loan)[1]	$1,086,799,541	$29,909,605	$17,722,710	$31,662,259	$92,425,362	$68,502,672
Foreign currency[2]	—	—	—	—	22,267	11,508
Cash deposited at broker for
futures collateral	—	—	—	—	845,000	982,600
Cash deposited at broker for
swap collateral	3,379,724	113,760	—	—	—	—
Dividend, interest and reclaims
receivable	2,360,770	146,308	14,813	3,634	69,684	14,599
Receivable for investments sold	—	—	—	—	1,238,442	259,364
Receivable for capital shares
transactions	—	—	—	—	—	2,739,865
Other assets	5,239	—	—	—	—	48
Total Assets	1,092,545,274	30,169,673	17,737,523	31,665,893	94,600,755	72,510,656

Liabilities
Collateral for securities on loan	172,532,831	6,379,976	829,589	6,280,866	4,413,413	1,348,748
Due to broker	10,491,805	92,041	—	—	—	—
Advisory fees payable	558,786	15,046	10,537	10,253	57,111	40,583
Trustee fees payable	5,173	233	128	429	605	228
Compliance fees payable	774	111	37	259	—	—
Payable for investments
purchased	—	—	—	—	—	2,277,657
Variation margin payable	—	—	—	—	284,250	330,090
Payable for capital shares
repurchased	—	—	—	—	1,389,436	—
Accrued expenses and other
liabilities	—	18	262,163	6	234	12
Total Liabilities	183,589,369	6,487,425	1,102,454	6,291,813	6,145,049	3,997,318
Net Assets	$908,955,905	$23,682,248	$16,635,069	$25,374,080	$88,455,706	$68,513,338

Composition of Net Assets
Paid-in capital	$908,499,184	$28,907,042	$16,966,333	$26,325,891	$121,870,365	$70,689,590
Undistributed (accumulated)
net investment income (loss)	12,626,577	201,922	284,028	33,687	1,709,360	33,134
Undistributed (accumulated)
net realized gain (loss) on
investments, swap transactions,
futures contracts and foreign
currency translations	(18,786,857)	(4,976,865)	(811,224)	(1,308,409)	(31,151,253)	(2,294,097)
Net unrealized appreciation
(depreciation) on investments,
swap transactions, futures
contracts and foreign
currency translations	6,617,001	(449,851)	195,932	322,911	(3,972,766)	84,711
Net Assets	$908,955,905	$23,682,248	$16,635,069	$25,374,080	$88,455,706	$68,513,338

NET ASSET VALUE PER SHARE
Shares Outstanding (no par
value, unlimited shares
authorized)	30,500,000	900,000	650,000	950,000	3,200,000	2,500,000
Net Asset Value	$29.80	$26.31	$25.59	$26.71	$27.64	$27.41
[1] Market value of securities
on loan:	$169,889,912	$6,220,127	$824,750	$6,151,417	$4,133,636	$1,318,176
[2] Cost of foreign currency:	$—	$—	$—	$—	$22,435	$11,507

See notes to financial statements.

28

Statements of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Assets
Investments, at cost:	$9,467,470	$21,794,413	$24,167,134
Investments, at value (including securities on loan)[1]	$8,450,655	$17,288,941	$21,990,019
Foreign currency[2]	—	113,429	4,620
Receivable for investments sold	87,796	—	1,688
Dividend, interest and reclaims receivable	6,907	19,971	49,055
Total Assets	8,545,358	17,422,341	22,045,382

Liabilities
Collateral for securities on loan	1,194,112	3,104,659	3,420,349
Due to custodian	56,767	25,163	—
Advisory fees payable	4,124	8,691	11,456
Trustee fees payable	68	106	239
Compliance fees payable	23	58	185
Accrued expenses and other liabilities	4	7	20
Total Liabilities	1,255,098	3,138,684	3,432,249
Net Assets	$7,290,260	$14,283,657	$18,613,133

Composition of Net Assets
Paid-in capital	$15,255,386	$33,765,169	$25,467,816
Undistributed (accumulated) net investment income (loss)	271,020	(156,308)	182,607
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(7,219,373)	(14,817,968)	(4,858,599)
Net unrealized appreciation (depreciation) on investments,
swap transactions, futures contracts and foreign currency translations	(1,016,773)	(4,507,236)	(2,178,691)
Net Assets	$7,290,260	$14,283,657	$18,613,133

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	400,000	700,000	700,000
Net Asset Value	$18.23	$20.41	$26.59
[1] Market value of securities on loan:	$1,051,027	$2,949,287	$3,317,792
[2] Cost of foreign currency:	$—	$114,130	$4,621

See notes to financial statements.

29

Statements of Assets and Liabilities (continued)
October 31, 2014 (unaudited)

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Assets
Investments, at cost:	$2,350,780	$69,152,279
Investments, at value (including securities on loan)[1]	$2,021,440	$74,494,865
Foreign currency[2]	3,354	—
Dividend, interest and reclaims receivable	2,147	70,325
Receivable for investments sold	768	—
Receivable for capital shares transactions	—	1,357,936
Total Assets	2,027,709	75,923,126

Liabilities
Collateral for securities on loan	184,818	2,555,055
Advisory fees payable	1,195	38,991
Compliance fees payable	27	57
Trustee fees payable	15	350
Payable for investments purchased	—	1,358,046
Accrued expenses and other liabilities	1	22
Total Liabilities	186,056	3,952,521
Net Assets	$1,841,653	$71,970,605

Composition of Net Assets
Paid-in capital	$2,436,073	$69,117,404
Undistributed (accumulated) net investment income (loss)	6,094	157,504
Undistributed (accumulated) net realized gain (loss) on investments,
swap transactions, futures contracts and foreign currency translations	(271,177)	(2,646,889)
Net unrealized appreciation (depreciation) on investments, swap transactions,
futures contracts and foreign currency translations	(329,337)	5,342,586
Net Assets	$1,841,653	$71,970,605

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	100,000	2,650,000
Net Asset Value	$18.42	$27.16
[1] Market value of securities on loan:	$177,970	$2,492,157
[2] Cost of foreign currency:	$3,347	$—

See notes to financial statements.

30

Statements of Operations
For the Six Months Ended October 31, 2014 (unaudited)

	IQ Hedge Multi-Strategy Tracker ETF	IQ Hedge Macro Tracker ETF	IQ Hedge Market Neutral Tracker ETF	IQ Real Return ETF	IQ Global Resources ETF	IQ Merger Arbitrage ETF
Investment Income
Dividend income*	$8,157,131	$210,347	$122,594	$76,531	$888,240	$236,116
Securities lending income, net	311,371	41,830	4,159	15,453	18,076	6,873
Total investment income	8,468,502	252,177	126,753	91,984	906,316	242,989

Expenses
Advisory fees	3,062,765	95,618	63,282	61,354	334,084	186,897
Trustee fees	11,142	370	244	290	1,224	521
Compliance fees	8,958	287	197	226	981	416
Miscellaneous	2,540	22	72	11	34	16
Total expenses	3,085,405	96,297	63,795	61,881	336,323	187,850
Net investment income	5,383,097	155,880	62,958	30,103	569,993	55,139

Realized and Unrealized Gain (Loss)
on Investments, Swap Transactions,
Futures Contracts and Foreign
Currency Translations
Net realized gain (loss) from:
Investment securities	(437,029)	(217,341)	(20,683)	(38,687)	(5,796,050)	(339,831)
In-Kind redemptions	11,877,134	69,829	12,441	438,244	2,760,940	1,147,739
Swap transactions	(2,036,989)	64,274	(401,265)	—	—	—
Futures contracts	—	—	—	—	(713,255)	(604,170)
Foreign currency translations	—	—	—	—	(33,948)	(23,723)
Net realized gain (loss)	9,403,116	(83,238)	(409,507)	399,557	(3,782,313)	180,015
Net change in net unrealized
appreciation (depreciation):
Investment securities	(403,036)	(247,412)	233,318	(67,771)	(2,302,509)	(280,484)
Futures contracts	—	—	—	—	395,179	263,828
Foreign currency translations	—	—	—	—	(1,789)	655
Net change in net unrealized
appreciation (depreciation)	(403,036)	(247,412)	233,318	(67,771)	(1,909,119)	(16,001)
Net realized and unrealized
gain (loss)	9,000,080	(330,650)	(176,189)	331,786	(5,691,432)	164,014

Net Increase (Decrease) in Net Assets
Resulting from Operations	$14,383,177	$(174,770)	$(113,231)	$361,889	$(5,121,439)	$219,153
* Net of foreign taxes withheld of:	$—	$—	$—	$—	$56,757	$2,974

See notes to financial statements.

31

Statements of Operations (continued)
For the Six Months Ended October 31, 2014 (unaudited)

	IQ Australia Small Cap ETF	IQ Canada Small Cap ETF	IQ Global Agribusiness Small Cap ETF
Investment Income
Dividend income*	$139,416	$163,659	$201,141
Securities lending income, net	4,015	5,932	32,874
Total investment income	143,431	169,591	234,015

Expenses
Advisory fees	29,436	65,309	83,310
Trustee fees	126	240	356
Compliance fees	101	176	257
Miscellaneous	8	11	24
Total expenses	29,671	65,736	83,947
Net investment income	113,760	103,855	150,068

Realized and Unrealized Gain (Loss) on Investments, Swap Transactions,
Futures Contracts and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(440,880)	(659,433)	(258,092)
In-Kind redemptions	238,167	639,180	1,385,873
Foreign currency translations	17,553	(474)	(1,356)
Net realized gain (loss)	(185,160)	(20,727)	1,126,425
Net change in net unrealized appreciation (depreciation)
Investment securities	(397,644)	(2,979,348)	(1,432,498)
Foreign currency translations	125	(2,680)	(1,640)
Net change in net unrealized appreciation (depreciation)	(397,519)	(2,982,028)	(1,434,138)
Net realized and unrealized gain (loss)	(582,679)	(3,002,755)	(307,713)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(468,919)	$(2,898,900)	$(157,645)
* Net of foreign taxes withheld of:	$2,082	$28,881	$13,421

See notes to financial statements.

32

Statements of Operations (continued)
For the Six Months Ended October 31, 2014 (unaudited)

	IQ Global Oil Small Cap ETF	IQ U.S. Real Estate Small Cap ETF
Investment Income
Dividend income*	$20,138	$1,677,157
Securities lending income, net	590	2,788
Total investment income	20,728	1,679,945

Expenses
Advisory fees	8,273	213,742
Trustee fees	33	745
Compliance fees	18	625
Miscellaneous	6	26
Total expenses	8,330	215,138
Net investment income	12,398	1,464,807
Realized and Unrealized Gain (Loss) on Investments, Swap Transactions, Futures Contracts
and Foreign Currency Translations
Net realized gain (loss) from:
Investment securities	(35,432)	(742,169)
In-Kind redemptions	43,471	—
Foreign currency translations	(1,561)	—
Net realized gain (loss)	6,478	(742,169)
Net change in net unrealized appreciation (depreciation)
Investment securities	(453,008)	4,586,139
Foreign currency translations	(416)	—
Net change in net unrealized appreciation (depreciation)	(453,424)	4,586,139
Net realized and unrealized gain (loss)	(446,946)	3,843,970
Net Increase (Decrease) in Net Assets Resulting from Operations	$(434,548)	$5,308,777
* Net of foreign taxes withheld of:	$1,666	$—

See notes to financial statements.

33

Statements of Changes in Net Assets

	IQ Hedge Multi-Strategy Tracker ETF		IQ Hedge Macro Tracker ETF		IQ Hedge Market Neutral Tracker ETF		IQ Real Return ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014
Increase (Decrease) in Net Assets
from Operations
Net investment income	$5,383,097	$6,339,243	$155,880	$482,953	$62,958	$114,629	$30,103	$146,741
Net realized gain (loss)	9,403,116	19,787,702	(83,238)	(109,859)	(409,507)	337,148	399,557	(706,781)
Net change in net unrealized
appreciation (depreciation)	(403,036)	(488,069)	(247,412)	(1,206,499)	233,318	(99,144)	(67,771)	(165,221)
Net increase (decrease) in net assets
resulting from operations	14,383,177	25,638,876	(174,770)	(833,405)	(113,231)	352,633	361,889	(725,261)

Dividends Distributions to
Shareholders from:
Net investment income	—	(7,853,060)	—	(203,047)	—	(163,748)	—	(24,255)

Capital Share Transactions
Proceeds from shares created	357,956,018	570,060,459	—	10,533,133	1,278,562	25,541,942	6,649,481	7,836,655
Cost of shares redeemed	(186,226,926)	(248,503,915)	(2,647,266)	(46,217,676)	(1,278,562)	(14,119,595)	(7,966,296)	(41,712,193)
Net increase (decrease) from
capital share transactions	171,729,092	321,556,544	(2,647,266)	(35,684,543)	—	11,422,347	(1,316,815)	(33,875,538)
Total increase (decrease) in
net assets	186,112,269	339,342,360	(2,822,036)	(36,720,995)	(113,231)	11,611,232	(954,926)	(34,625,054)

Net Assets
Beginning of period	722,843,636	383,501,276	26,504,284	63,225,279	16,748,300	5,137,068	26,329,006	60,954,060
End of period	$908,955,905	$722,843,636	$23,682,248	$26,504,284	$16,635,069	$16,748,300	$25,374,080	$26,329,006
Including undistributed
(accumulated) net investment
income (loss) as follows:	$12,626,577	$7,243,480	$201,922	$46,042	$284,028	$221,002	$33,687	$3,584

Changes in Shares Outstanding
Shares outstanding, beginning
of period	24,700,000	13,500,000	1,000,000	2,350,000	650,000	200,000	1,000,000	2,300,000
Shares created	12,050,000	19,800,000	—	400,000	50,000	1,000,000	250,000	300,000
Shares redeemed	(6,250,000)	(8,600,000)	(100,000)	(1,750,000)	(50,000)	(550,000)	(300,000)	(1,600,000)
Shares outstanding, end of period	30,500,000	24,700,000	900,000	1,000,000	650,000	650,000	950,000	1,000,000

See notes to financial statements.

34

Statements of Changes in Net Assets (continued)

	IQ Global Resources ETF		IQ Merger Arbitrage ETF		IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014
Increase (Decrease) in Net
Assets from Operations
Net investment income	$569,993	$1,187,580	$55,139	$27,331	$113,760	$274,536
Net realized gain (loss)	(3,782,313)	(317,339)	180,015	1,532,879	(185,160)	(2,497,961)
Net change in net unrealized
appreciation (depreciation)	(1,909,119)	2,018,777	(16,001)	(212,305)	(397,519)	1,086,279
Net increase (decrease) in
net assets resulting
from operations	(5,121,439)	2,889,018	219,153	1,347,905	(468,919)	(1,137,146)

Dividends to Shareholders from:
Net investment income	—	(881,676)	—	(237,312)	—	(359,750)

Capital Share Transactions
Proceeds from shares created	37,159,507	66,157,512	49,621,539	40,021,900	1,863,267	931,445
Cost of shares redeemed	(28,300,969)	(68,956,992)	(15,189,690)	(21,348,239)	(2,752,827)	(4,655,665)
Net increase (decrease) from
capital share transactions	8,858,538	(2,799,480)	34,431,849	18,673,661	(889,560)	(3,724,220)
Total increase (decrease) in
net assets	3,737,099	(792,138)	34,651,002	19,784,254	(1,358,479)	(5,221,116)

Net Assets
Beginning of period	84,718,607	85,510,745	33,862,336	14,078,082	8,648,739	13,869,855
End of period	$88,455,706	$84,718,607	$68,513,338	$33,862,336	$7,290,260	$8,648,739
Including undistributed
(accumulated) net
investment income (loss)
as follows:	$1,709,360	$1,139,367	$33,134	$(22,005)	$271,020	$157,260

Changes in Shares Outstanding
Shares outstanding, beginning
of period	2,900,000	3,000,000	1,250,000	550,000	450,000	650,000
Shares created	1,300,000	2,300,000	1,800,000	1,500,000	100,000	50,000
Shares redeemed	(1,000,000)	(2,400,000)	(550,000)	(800,000)	(150,000)	(250,000)
Shares outstanding,
end of period	3,200,000	2,900,000	2,500,000	1,250,000	400,000	450,000

See notes to financial statements.

35

Statements of Changes in Net Assets (continued)

	IQ Canada Small Cap ETF		IQ Global Agribusiness Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$103,855	$217,528	$150,068	$429,356
Net realized gain (loss)	(20,727)	(2,757,447)	1,126,425	713,593
Net change in net unrealized appreciation
(depreciation)	(2,982,028)	4,496,333	(1,434,138)	145,328
Net increase (decrease) in net assets resulting from
operations	(2,898,900)	1,956,414	(157,645)	1,288,277

Dividends to Shareholders from:
Net investment income	—	(232,680)	—	(569,025)

Capital Share Transactions
Proceeds from shares created	5,232,999	—	5,217,969	7,949,938
Cost of shares redeemed	(4,712,942)	(1,042,622)	(12,019,348)	(20,074,172)
Net increase (decrease) from capital share
transactions	520,057	(1,042,622)	(6,801,379)	(12,124,234)
Total increase (decrease) in net assets	(2,378,843)	681,112	(6,959,024)	(11,404,982)

Net Assets
Beginning of period	16,662,500	15,981,388	25,572,157	36,977,139
End of period	$14,283,657	$16,662,500	$18,613,133	$25,572,157
Including undistributed (accumulated) net investment
income (loss) as follows:	$(156,308)	$(260,163)	$182,607	$32,539

Changes in Shares Outstanding
Shares outstanding, beginning of period	700,000	750,000	950,000	1,400,000
Shares created	200,000	—	200,000	300,000
Shares redeemed	(200,000)	(50,000)	(450,000)	(750,000)
Shares outstanding, end of period	700,000	700,000	700,000	950,000

See notes to financial statements.

36

Statements of Changes in Net Assets (continued)

	IQ Global Oil Small Cap ETF		IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014
Increase (Decrease) in Net Assets from Operations
Net investment income	$12,398	$18,899	$1,464,807	$2,335,779
Net realized gain (loss)	6,478	(21,050)	(742,169)	1,610,473
Net change in net unrealized appreciation
(depreciation)	(453,424)	357,366	4,586,139	(5,011,453)
Net increase (decrease) in net assets resulting from
operations	(434,548)	355,215	5,308,777	(1,065,201)

Dividends and Distributions to Shareholders from:
Net investment income	—	(15,442)	(1,309,322)	(2,286,196)
Return of Capital	—	—	—	(1,208,211)
Total Dividends and Distributions	—	—	(1,309,322)	(3,494,407)

Capital Share Transactions
Proceeds from shares created	1,167,230	920,290	15,825,303	27,755,277
Cost of shares redeemed	(1,167,230)	(920,290)	—	(29,241,447)
Net increase (decrease) from capital share
transactions	—	—	15,825,303	(1,486,170)
Total increase (decrease) in net assets	(434,548)	339,773	19,824,758	(6,045,778)

Net Assets
Beginning of period	2,276,201	1,936,428	52,145,847	58,191,625
End of period	$1,841,653	$2,276,201	$71,970,605	$52,145,847
Including undistributed (accumulated) net investment
income (loss) as follows:	$6,094	$(6,304)	$157,504	$2,019

Changes in Shares Outstanding
Shares outstanding, beginning of period	100,000	100,000	2,050,000	2,150,000
Shares created	50,000	50,000	600,000	1,100,000
Shares redeemed	(50,000)	(50,000)	—	(1,200,000)
Shares outstanding, end of period	100,000	100,000	2,650,000	2,050,000

See notes to financial statements.

37

Financial Highlights
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Multi-Strategy Tracker ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,
		2014	2013	2012	2011	2010
Net asset value, beginning of period	$29.26	$28.41	$27.66	$27.86	$27.21	$25.41
Income from Investment Operations
Net investment income[2]	0.20	0.33	0.34	0.43	0.61	0.52
Net realized and unrealized gain (loss)
on investments	0.34	0.88	0.69	(0.27)	0.45	1.51
Distributions of net realized gains from
investments in other investment companies	—	0.01	0.03	0.01	0.00 [3]	—
Net increase (decrease) in net assets resulting
from investment operations	0.54	1.22	1.06	0.17	1.06	2.03
Distributions from:
Net investment income	—	(0.37)	(0.31)	(0.37)	(0.41)	(0.23)
Total distributions from net investment income
and realized gains	—	(0.37)	(0.31)	(0.37)	(0.41)	(0.23)
Net asset value, end of period	$29.80	$29.26	$28.41	$27.66	$27.86	$27.21
Total Return
Total investment return based on net
asset value[5]	1.81%	4.30%[6]	3.85%	0.65%	3.95%	8.00%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$908,956	$722,844	$383,501	$196,415	$131,077	$92,639
Ratio to average net assets of:
Expenses	0.76%[7]	0.75%	0.75%	0.75%	0.77%	0.77%
Net investment income	1.32%[7]	1.16%	1.22%	1.57%	2.23%	1.93%
Portfolio turnover rate[8]	37%	119%	159%	90%	145%	169%

See footnotes on page 48.

See notes to financial statements.

38

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Macro Tracker ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,				For the Period June 8, 2009[1] to April 30, 2010
		2014	2013	2012	2011
Net asset value, beginning of period	$26.50	$26.90	$27.28	$28.30	$26.54	$25.00
Income from Investment Operations
Net investment income[2]	0.16	0.36	0.38	0.39	0.38	0.26
Net realized and unrealized gain (loss)
on investments	(0.35)	(0.62)	(0.29)	(1.14)	1.53	1.53
Distributions of net realized gains from
investments in other investment companies	—	0.02	0.01	0.00 [3]	0.00 [3]	—
Net increase (decrease) in net assets resulting
from investment operations	(0.19)	(0.24)	0.10	(0.75)	1.91	1.79
Distributions from:
Net investment income	—	(0.16)	(0.48)	(0.27)	(0.15)	(0.25)
Total distributions from net investment income
and realized gains	—	(0.16)	(0.48)	(0.27)	(0.15)	(0.25)
Net asset value, end of period	$26.31	$26.50	$26.90	$27.28	$28.30	$26.54
Total Return
Total investment return based on net
asset value[5]	(0.72)%	(0.90)%	0.36%	(2.61)%	7.21%	7.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,682	$26,504	$63,225	$50,476	$28,302	$10,614
Ratio to average net assets of:
Expenses	0.76%[7]	0.75%	0.75%	0.75%	0.77%	0.76%[7]
Net investment income	1.22%[7]	1.37%	1.39%	1.44%	1.41%	1.10%[7]
Portfolio turnover rate[8]	37%	58%	146%	108%	54%	77%

See footnotes on page 48.

See notes to financial statements.

39

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Hedge Market Neutral Tracker ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30, 2014	For the Period October 4, 2012[1] to April 30, 2013
Net asset value, beginning of period	$25.77	$25.69	$24.98
Income from Investment Operations
Net investment income (loss)[2]	0.10	0.16	0.06
Net realized and unrealized gain (loss) on investments	(0.28)	0.12	0.68
Distributions of net realized gains from investments in other
investment companies	—	0.02	0.03
Net increase (decrease) in net assets resulting from investment operations	(0.18)	0.30	0.77
Distributions from:
Net investment income	—	(0.22)	(0.06)
Net realized gains	—	—	—
Total distributions from net investment income and realized gains	—	(0.22)	(0.06)
Net asset value, end of period	$25.59	$25.77	$25.69
Total Return
Total investment return based on net asset value[5]	(0.70)%	1.17%	3.10%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$16,635	$16,748	$5,137
Ratio to average net assets of:
Expenses	0.76%[7]	0.75%	0.76%[7]
Net investment income (loss)	0.75%[7]	0.64%	0.40%[7]
Portfolio turnover rate[8]	47%	51%	29%

See footnotes on page 48.

See notes to financial statements.

40

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,				For the Period October 26, 2009[1] to April 30, 2010
		2014	2013	2012	2011
Net asset value, beginning of period	$26.33	$26.50	$26.23	$25.63	$24.99	$25.00
Income from Investment Operations
Net investment income (loss)[2]	0.03	0.09	0.06	(0.01)	(0.08)	(0.02)
Net realized and unrealized gain (loss)
on investments	0.35	(0.23)	0.23	0.66	0.72	0.01
Distributions of net realized gains from
investments in other investment companies	—	—	—	—	—	—
Net increase (decrease) in net assets resulting
from investment operations	0.38	(0.14)	0.29	0.65	0.64	(0.01)
Distributions from:
Net investment income	—	(0.03)	(0.02)	—	(0.00)%[4]	—
Net realized gains	—	—	—	(0.05)	—	—
Total distributions from net investment income
and realized gains	—	(0.03)	(0.02)	(0.05)	(0.00)%[4]	—
Net asset value, end of period	$26.71	$26.33	$26.50	$26.23	$25.63	$24.99
Total Return
Total investment return based on net
asset value[5]	1.44%	(0.54)%	1.09%	2.56%	2.58%	(0.04)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,374	$26,329	$60,954	$27,543	$12,815	$13,744
Ratio to average net assets of:
Expenses	0.48%[7]	0.48%	0.48%	0.48%	0.49%	0.50%[7]
Net investment income (loss)	0.24%[7]	0.36%	0.23%	(0.05)%	(0.32)%	(0.14)%[7]
Portfolio turnover rate[8]	34%	45%	72%	62%	52%	44%

See footnotes on page 48.

See notes to financial statements.

41

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,				For the Period October 26, 2009[1] to April 30, 2010
		2014	2013	2012	2011
Net asset value, beginning of period	$29.21	$28.50	$28.95	$33.27	$27.50	$25.00
Income from Investment Operations
Net investment income (loss)[2]	0.19	0.41	0.40	0.39	0.29	0.12
Net realized and unrealized gain (loss)
on investments	(1.76)	0.61	(0.48)	(4.17)	5.78	2.42
Net increase (decrease) in net assets resulting
from investment operations	(1.57)	1.02	(0.08)	(3.78)	6.07	2.54
Distributions from:
Net investment income	—	(0.31)	(0.37)	(0.20)	(0.12)	(0.04)
Net realized gains	—	—	—	(0.34)	(0.18)	—
Total distributions from net investment income
and realized gains	—	(0.31)	(0.37)	(0.54)	(0.30)	(0.04)
Net asset value, end of period	$27.64	$29.21	$28.50	$28.95	$33.27	$27.50
Total Return
Total investment return based on net
asset value[5]	(5.54)%	3.61%[6]	(0.35)%	(11.30)%	22.17%	10.18%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$88,456	$84,719	$85,511	$68,039	$79,854	$8,249
Ratio to average net assets of:
Expenses	0.76%[7]	0.75%	0.76%	0.75%	0.76%	0.79%[7]
Net investment income (loss)	1.28%[7]	1.45%	1.39%	1.31%	0.94%	0.93%[7]
Portfolio turnover rate[8]	74%	116%	119%	178%	117%	158%

See footnotes on page 48.

See notes to financial statements.

42

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,				For the Period November 16, 2009[1] to April 30, 2010
		2014	2013	2012	2011
Net asset value, beginning of period	$27.09	$25.60	$26.02	$25.47	$26.34	$25.00
Income from Investment Operations
Net investment income (loss)[2]	0.03	0.03	0.09	(0.03)	0.01	0.03
Net realized and unrealized gain (loss)
on investments	0.29	1.72	(0.46)	0.58	(0.55)	1.31
Net increase (decrease) in net assets resulting
from investment operations	0.32	1.75	(0.37)	0.55	(0.54)	1.34
Distributions from:
Net investment income	—	(0.26)	(0.05)	—	(0.01)	(0.00)[4]
Net realized gains	—	—	—	—	(0.32)	—
Total distributions from net investment income
and realized gains	—	(0.26)	(0.05)	—	(0.33)	(0.00)[4]
Net asset value, end of period	$27.41	$27.09	$25.60	$26.02	$25.47	$26.34
Total Return
Total investment return based on net
asset value[5]	1.18%	6.88%	(1.42)%	2.16%	(2.03)%	5.37%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$68,513	$33,862	$14,078	$26,019	$22,921	$31,602
Ratio to average net assets of:
Expenses	0.75%[7]	0.75%	0.76%	0.75%	0.76%	0.77%[7]
Net investment income (loss)	0.22%[7]	0.13%	0.36%	(0.11)%	0.04%	0.22%[7]
Portfolio turnover rate[8]	204%	353%	374%	365%	365%	141%

See footnotes on page 48.

See notes to financial statements.

43

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Australia Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,				For the Period March 22, 2010[1] to April 30, 2010
		2014	2013	2012	2011
Net asset value, beginning of period	$19.22	$21.34	$23.25	$30.94	$25.64	$25.00
Income from Investment Operations
Net investment income (loss)[2]	0.26	0.53	0.62	0.64	1.03	0.03
Net realized and unrealized gain (loss)
on investments	(1.25)	(1.93)	(2.14)	(5.71)	4.76	0.61
Net increase (decrease) in net assets resulting
from investment operations	(0.99)	(1.40)	(1.52)	(5.07)	5.79	0.64
Distributions from:
Net investment income	—	(0.72)	(0.39)	(1.77)	(0.45)	—
Net realized gains	—	—	—	(0.85)	(0.04)	—
Total distributions from net investment income
and realized gains	—	(0.72)	(0.39)	(2.62)	(0.49)	—
Net asset value, end of period	$18.23	$19.22	$21.34	$23.25	$30.94	$25.64
Total Return
Total investment return based on net
asset value[5]	(5.15)%	(6.32)%	(6.51)%	(15.08)%	22.71%	2.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,290	$8,649	$13,870	$16,277	$43,323	$8,973
Ratio to average net assets of:
Expenses	0.70%[7]	0.69%	0.69%	0.69%	0.69%	0.71%[7]
Net investment income (loss)	2.67%[7]	2.84%	2.98%	2.49%	3.72%	1.09%[7]
Portfolio turnover rate[8]	15%	31%	29%	42%	49%	0%

See footnotes on page 48.

See notes to financial statements.

44

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Canada Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,				For the Period March 22, 2010[1] to April 30, 2010
		2014	2013	2012	2011
Net asset value, beginning of period	$23.80	$21.31	$26.17	$35.44	$26.02	$25.00
Income from Investment Operations
Net investment income (loss)[2]	0.13	0.29	0.28	0.16	0.14	(0.01)
Net realized and unrealized gain (loss)
on investments	(3.52)	2.51	(4.27)	(9.12)	9.75	1.03
Net increase (decrease) in net assets resulting
from investment operations	(3.39)	2.80	(3.99)	(8.96)	9.89	1.02
Distributions from:
Net investment income	—	(0.31)	(0.87)	(0.31)	(0.47)	—
Net realized gains	—	—	—	—	—	—
Total distributions from net investment income
and realized gains	—	(0.31)	(0.87)	(0.31)	(0.47)	—
Net asset value, end of period	$20.41	$23.80	$21.31	$26.17	$35.44	$26.02
Total Return
Total investment return based on net
asset value[5]	(14.24)%	13.32%	(15.49)%	(25.24)%	38.15%	4.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,284	$16,663	$15,981	$31,409	$120,492	$9,107
Ratio to average net assets of:
Expenses	0.69%[7]	0.69%	0.70%	0.69%	0.69%	0.71%[7]
Net investment income (loss)	1.10%[7]	1.37%	1.21%	0.55%	0.44%	(0.20)%[7]
Portfolio turnover rate[8]	15%	38%	41%	37%	52%	0%

See footnotes on page 48.

See notes to financial statements.

45

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Agribusiness Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,			For the Period March 21, 2011[1] to April 30, 2011
		2014	2013	2012
Net asset value, beginning of period	$26.92	$26.41	$24.82	$27.42	$25.40
Income from Investment Operations
Net investment income (loss)[2]	0.18	0.35	0.31	0.22	0.06
Net realized and unrealized gain (loss)
on investments	(0.51)	0.58	1.64	(2.61)	1.96
Net increase (decrease) in net assets resulting
from investment operations	(0.33)	0.93	1.95	(2.39)	2.02
Distributions from:
Net investment income	—	(0.42)	(0.36)	(0.21)	—
Net realized gains	—	—	—	—	—
Return of capital	—	—	—	—	—
Total distributions from net investment income
and realized gains	—	(0.42)	(0.36)	(0.21)	—
Net asset value, end of period	$26.59	$26.92	$26.41	$24.82	$27.42
Total Return
Total investment return based on net asset value[5]	(1.23)%	3.50%	7.91%	(8.64)%	7.95%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,613	$25,572	$36,977	$39,709	$54,839
Ratio to average net assets of:
Expenses	0.76%[7]	0.75%	0.75%	0.75%	0.75%[7]
Net investment income (loss)	1.35%[7]	1.29%	1.24%	0.89%	1.96%[7]
Portfolio turnover rate[8]	16%	25%	17%	26%	0%

See footnotes on page 48.

See notes to financial statements.

46

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ Global Oil Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,		For the Period May 4, 2011[1] to April 30, 2012
		2014	2013
Net asset value, beginning of period	$22.76	$19.36	$17.58	$19.56
Income from Investment Operations
Net investment income (loss)[2]	0.12	0.19	0.15	0.21
Net realized and unrealized gain (loss) on investments	(4.46)	3.36	1.93	(2.07)
Net increase (decrease) in net assets resulting from
investment operations	(4.34)	3.55	2.08	(1.86)
Distributions from:
Net investment income	—	(0.15)	(0.30)	(0.12)
Net realized gains	—	—	—	—
Return of capital	—	—	—	—
Total distributions from net investment income and realized gains	—	(0.15)	(0.30)	(0.12)
Net asset value, end of period	$18.42	$22.76	$19.36	$17.58
Total Return
Total investment return based on net asset value[5]	(19.07)%	18.44%	12.09%	(9.40)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,842	$2,276	$1,936	$2,637
Ratio to average net assets of:
Expenses	0.76%[7]	0.76%	0.76%	0.75%[7]
Net investment income (loss)	1.12%[7]	0.93%	0.86%	1.22%[7]
Portfolio turnover rate[8]	5%	42%	30%	10%

See footnotes on page 48.

See notes to financial statements.

47

Financial Highlights (continued)
Selected Data for a Share of Capital Stock Outstanding

	IQ U.S. Real Estate Small Cap ETF
	For the Six Months Ended October 31, 2014 (unaudited)	For the Year Ended April 30,		For the Period June 13, 2011[1] to April 30, 2012
		2014	2013
Net asset value, beginning of period	$25.44	$27.07	$20.42	$19.91
Income from Investment Operations
Net investment income (loss)[2]	0.62	1.22	0.83	0.73
Net realized and unrealized gain (loss) on investments	1.64	(0.96)	7.00	0.37
Net increase (decrease) in net assets resulting from
investment operations	2.26	0.26	7.83	1.10
Distributions from:
Net investment income	(0.54)	(1.24)	(1.18)	(0.59)
Net realized gains	—	—	—	—
Return of capital	—	(0.65)	—	—
Total distributions from net investment income and realized gains	(0.54)	(1.89)	(1.18)	(0.59)
Net asset value, end of period	$27.16	$25.44	$27.07	$20.42
Total Return
Total investment return based on net asset value[5]	9.03%	1.65%	39.85%	6.05%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$71,971	$52,146	$58,192	$32,669
Ratio to average net assets of:
Expenses	0.69%[7]	0.69%	0.69%	0.69%[7]
Net investment income (loss)	4.73%[7]	4.91%	3.70%	4.43%[7]
Portfolio turnover rate[8]	9%	35%	16%	11%

1	Commencement of operations.
2	Based on average shares outstanding.
3	Less than $0.005 per share.
4	Greater than $(0.005) per share.
5	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.
6	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
7	Annualized.
8	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See notes to financial statements.

48

Notes to Financial Statements
October 31, 2014 (unaudited)

1. ORGANIZATION

IndexIQ ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 1, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, open-end, management investment company, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is currently comprised of eleven operational funds (collectively, the “Funds” and each individually, a “Fund”): IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF, IQ Real Return ETF, IQ Global Resources ETF, IQ Merger Arbitrage ETF, IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF. The Funds are exchange-traded funds (“ETFs”), whose shares are listed on a stock exchange and traded like equity securities at market prices. The IQ Hedge Multi-Strategy Tracker ETF commenced operations on March 24, 2009; IQ Hedge Macro Tracker ETF commenced operations on June 8, 2009; IQ Hedge Market Neutral Tracker ETF commenced operations on October 4, 2012; IQ Real Return ETF and IQ Global Resources ETF commenced operations on October 26, 2009; IQ Merger Arbitrage ETF commenced operations on November 16, 2009; IQ Australia Small Cap ETF and IQ Canada Small Cap ETF commenced operations on March 22, 2010; IQ Global Agribusiness Small Cap ETF commenced operations on March 21, 2011; IQ Global Oil Small Cap ETF commenced operations on May 4, 2011; and IQ US Real Estate Small Cap ETF commenced operations on June 13, 2011.

The investment objective of the IQ Hedge Multi-Strategy Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Multi-Strategy Index, developed by Financial Development Holdco LLC (“IndexIQ”), the parent company of IndexIQ Advisors, LLC (the “Advisor”), the Funds’ investment advisor. The objective of the IQ Hedge Multi-Strategy Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds that employ various hedge fund investment styles, which may include but are not limited to global macro, long/short, event-driven, market neutral, emerging markets, fixed-income arbitrage and other strategies commonly used by hedge fund managers.

The investment objective of the IQ Hedge Macro Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Macro Index, developed by IndexIQ. The objective of the IQ Hedge Macro Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of a combination of hedge funds pursuing a macro strategy and hedge funds pursuing an emerging markets strategy.

The investment objective of the IQ Hedge Market Neutral Tracker ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Hedge Market Neutral Index, developed by IndexIQ. The objective of the IQ Hedge Market Neutral Index is to track the “beta” portion of the returns (i.e., that portion of the returns of hedge funds that are non-idiosyncratic, or unrelated to manager skill) of hedge funds pursuing a market neutral strategy.

The investment objective of the IQ Real Return ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Real Return Index, developed by IndexIQ. The objective of the IQ Real Return Index is to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the Consumer Price Index, a leading government measure of inflation in the U.S. economy.

The investment objective of the IQ Global Resources ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Resources Index, developed by IndexIQ. The objective of the IQ Global Resources Index is to use momentum and valuation factors to identify global companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S.

The investment objective of the IQ Merger Arbitrage ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Merger Arbitrage Index, developed by IndexIQ. The objective of the IQ Merger Arbitrage Index is to seek to identify investment opportunities in the acquisition and merger market segment globally.

49

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

The investment objective of the IQ Australia Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Australia Small Cap Index, developed by IndexIQ. The objective of the IQ Australia Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Australia.

The investment objective of the IQ Canada Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Canada Small Cap Index, developed by IndexIQ. The objective of the IQ Canada Small Cap Index is to track the overall performance of the small capitalization sector of publicly traded companies domiciled and primarily listed on an exchange in Canada.

The investment objective of the IQ Global Agribusiness Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Agribusiness Small Cap Index, developed by IndexIQ. The objective of the IQ Global Agribusiness Small Cap Index is to track the overall performance of the global small capitalization sector of publicly traded companies engaged in the agribusiness sector.

The investment objective of the IQ Global Oil Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ Global Oil Small Cap Index, developed by IndexIQ. The objective of the IQ Global Oil Small Cap Index is to track the overall performance of the global small cap companies engaged in the oil sector, including in the areas of exploration and production, refining and marketing, and equipment, services and drilling.

The investment objective of the IQ U.S. Real Estate Small Cap ETF is to seek investment results that correspond, before fees and expenses, generally to the price and yield performance of the IQ US Real Estate Small Cap Index, developed by IndexIQ. The objective of the IQ U.S. Real Estate Small Cap Index is to track the overall performance of the small capitalization U.S. real estate companies.

Investors may find the financial statements of any issuer whose securities represent a significant amount of a Fund’s assets on the SEC’s website (www.sec.gov).

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

These financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds:

Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Investment Valuation

According to the Registration Statement, the net asset value (“NAV”) of the Shares of the Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places. For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available will be valued at market value. Market value will generally be determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

In calculating NAV, the Fund’s exchange-traded Equity Securities will be valued at market value, which will generally be determined using the last reported official closing or last trading price on the exchange or market

50

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

on which the security is primarily traded at the time of valuation or, if no sale has occurred, at the last quoted mid price on the primary market or exchange on which they are traded. Investment company securities (other than ETFs) will be valued at NAV.

Unsponsored depositary receipts will be valued at the last quoted mid price. Debt Securities will be valued using market quotations when available or other equivalent indications of value provided by an independent third-party pricing service. Short-term Debt Instruments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value.

A swap on an exchange-listed security or securities is valued at the last reported sale price of the swap’s underlying security or securities on the exchange where the security or securities is primarily traded, or if no sale price is available, at the mid price of the security or securities underlying the swap on the exchange where the security is primarily traded. A swap on an index is valued based on the publicly available index price. The index price, in turn, is determined by the applicable index calculation agent, which generally values the securities underlying the index at the last reported sale price.

Futures contracts will be valued at the settlement or closing price determined by the applicable exchange. Exchange-traded option contracts, including options futures and swaps, will be valued at their most recent sale price. If no such sales are reported, these contracts will be valued at their last traded price.

OTC-traded Financial Instruments, including OTC-traded options, forwards and currency-related derivatives, will normally be valued on the basis of quotes obtained from a third party broker-dealer who makes markets in such securities or on the basis of quotes obtained from an independent third-party pricing service.

Foreign securities and instruments will be valued in their local currency following the methodologies described above. Foreign securities, instruments and currencies will be translated to U.S. dollars, based on foreign currency exchange rate quotations supplied by the London Stock Exchange.

When market quotations are not readily available, are deemed unreliable or do not reflect material events occurring between the close of local markets and the time of valuation, investments will be valued using fair value pricing as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. According to the Registration Statement, the NAV will be calculated by the Administrator and determined each Business Day as of the close of regular trading on the Exchange (ordinarily 4:00 p.m., Eastern time (“E.T.”). The Shares of the Fund will not be priced on days on which the Exchange is closed for trading.

Under normal conditions, the Fund invests cash collateral from securities lending activities into BNY Mellon Overnight Government Fund (“BNY Mellon Overnight Government”). The BNY Mellon Overnight Government’s investment objective is to maximize current income to the extent consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Overnight Government has no redemption restrictions and is valued at the daily NAV.

Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotes.

Fair Value Measurement

Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
51

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. With respect to the valuation of Level 3 securities, IndexIQ may employ a market-based valuation approach which may use related or comparable securities, recent transactions, market multiples, book values, and other relevant information to determine fair value. IndexIQ may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. IndexIQ representatives meet regularly to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Transfers between levels, if any, are considered to have occurred at the beginning of the reporting period. Significant transfers between levels and the reasons for these transfers are detailed in the tables below.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of October 31, 2014 in valuing the Funds’ assets and liabilities carried at fair value:

	Level 1	Level 2		Level 3	Total
IQ Hedge Multi-Strategy Tracker ETF
Assets
Investment Companies*	$876,537,262	$—		$—	$876,537,262
Other Financial Instruments	—	—	**	—	—
Short-Term Investments	210,262,279	—		—	210,262,279
Total	$1,086,799,541	$—		$—	$1,086,799,541
Liabilities
Other Financial Instruments	—	—	**	—	—
Total	$—	$—		$—	$—
IQ Hedge Macro Tracker ETF
Assets
Investment Companies*	$22,533,063	$—		$—	$22,533,063
Other Financial Instruments	—	—	**	—	—
Short-Term Investments	7,376,542	—		—	7,376,542
Total	$29,909,605	$—		$—	$29,909,605
Liabilities
Other Financial Instruments	—	—	**	—	—
Total	$—	$—		$—	$—

52

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

	Level 1	Level 2		Level 3		Total
IQ Hedge Market Neutral Tracker ETF
Assets
Investment Companies*	$16,858,569	$—		$—		$16,858,569
Other Financial Instruments	—	—	**	—		—
Short-Term Investments	864,141	—		—		864,141
Total	$17,722,710	$—		$—		$17,722,710
Liabilities
Other Financial Instruments	—	—	**	—		—
Total	$—	$—		$—		$—
IQ Real Return ETF
Assets
Investment Companies*	$25,271,976	$—		$—		$25,271,976
Short-Term Investments	6,390,283	—		—		6,390,283
Total	$31,662,259	$—		$—		$31,662,259
IQ Global Resources ETF
Assets
Common Stocks†	$79,385,746	$—		$202,017		$79,587,763
Other Financial Instruments**	182,336	—		—		182,336
Short-Term Investments	12,837,599	—		—		12,837,599
Total	$92,405,681	$—		$202,017		$92,607,698
IQ Merger Arbitrage ETF
Assets
Common Stocks*	$57,141,005	$—		$357		$57,141,362
Investment Companies*	136,955	—		—		136,955
Other Financial Instruments**	111,689	—		—		111,689
Rights***	—	20,116		—		20,116
Short-Term Investments	11,204,239	—		—		11,204,239
Total	$68,593,888	$20,116		$357		$68,614,361
IQ Australia Small Cap ETF
Assets
Common Stocks*	$7,256,132	$411		$—		$7,256,543
Short-Term Investments	1,194,112	—		—		1,194,112
Total	$8,450,244	$411		$—		$8,450,655
IQ Canada Small Cap ETF
Assets
Common Stocks*	$14,184,282	$—		$ —	***	$14,184,282
Short-Term Investments	3,104,659	—		—		3,104,659
Total	$17,288,941	$—		$—		$17,288,941
IQ Global Agribusiness Small Cap ETF
Assets
Common Stocks†	$18,469,036	$—		$—		$18,469,036
Short-Term Investments	3,520,983	—		—		3,520,983
Total	$21,990,019	$—		$—		$21,990,019
IQ Global Oil Small Cap ETF
Assets
Common Stocks†	$1,827,221	$—		$—		$1,827,221
Short-Term Investments	194,219	—		—		194,219
Total	$2,021,440	$—		$—		$2,021,440

53

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

	Level 1	Level 2	Level 3	Total
IQ U.S. Real Estate Small Cap ETF
Assets
Common Stocks*	$71,773,599	$—	$—	$71,773,599
Short-Term Investments	2,721,266	—	—	2,721,266
Total	$74,494,865	$—	$—	$74,494,865

*	Please refer to the Schedules of Investments to view securities segregated by industry type.
**	Other financial instruments, including swap transactions and futures contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
***	Includes level 3 security valued at $0.
†	Please refer to the Schedules of Investments to view securities segregated by country.

No transfers between Level 1 and Level 2 fair value measurements occurred during the period ended October 31, 2014.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in the determining fair value. All transfers in and out of Level 3 are done using the beginning of period method.

Common Stock	IQ Global Resources ETF	IQ Merger Arbitrage ETF	IQ Canada Small ETF
Balance as of April 30, 2014	$216,410	$382	$3,291
Purchases	—	—	—
Sales	—	—	—
Transfer in	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized depreciation	(14,393)	(25)	(3,291)
Balance as of October 31, 2014	$202,017	$357	$—
Net change in unrealized appreciation/
depreciation from investments still
held as of October 31, 2014 was:	$(14,393)	$(25)	$(3,291)

**	Includes level 3 security valued at $0

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), by distributing substantially all of its net investment income and net realized gains to shareholders. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends’ paid deduction. Under the Code taxable net realized gains from investment transactions reduced by capital loss carryforwards, if any, are declared and distributed to shareholder at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Code. In addition, the Funds may determine to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period in which case some portion of each distribution may result in a return of capital. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as an expense in the current year. If applicable, the Funds will recognize interest expense and penalties in “Miscellaneous” expenses on the Statement of Operations. The Funds have concluded that there is no tax

54

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

liability resulting from uncertain income tax positions taken or expected to be taken. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from April 30, 2011 through April 30, 2014 are open for examination.

Cash Equivalents

Cash equivalents consist of highly liquid investments, with maturities of three months or less when acquired, and are disclosed as Short-Term Investments in the Schedules of Investments.

Security Transactions

Security transactions are recorded as of the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains/(losses) are included in the reported net realized and unrealized gains/(losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end.

Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. Cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations. The value of loaned securities and related collateral outstanding at October 31, 2014 are shown on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

Master Netting Arrangements

In December 2011, with clarification in January 2013, the Financial Accounting Standard Broad (“FASB”) issued guidance that expands disclosure requirements with respect to the offsetting of certain assets and liabilities. The fund adopted these disclosure provisions during the current reporting period. These disclosures are required for

55

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

certain investments, including securities lending and derivative financial instruments subject to master netting arrangements (“MNA”) or similar agreements which are eligible for offsetting in the Statements of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), including Forward Contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

The following is a summary of the fair value of derivative instruments subject to the Master Netting Agreements and collateral pledged (received) if any, at October 31, 2014.

	Assets				Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Received		Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Pledged		Net Amount
Futures:
IQ Global Resources ETF	$—	$—	[1]	$—	$(284,250)	$284,250	[1,2]	$—
IQ Merger Arbitrage ETF	—	—	[1]	—	(330,090)	330,090	[1,2]	—
Swaps:[3]
IQ Hedge Multi-Strategy Tracker ETF	$—	$—	[1,2]	$—	$—	$—	[1,2]	$—
IQ Hedge Macro Tracker ETF	—	—	[1,2]	—	—	—	[1,2]	—
IQ Hedge Market Neutral
Tracker ETF	—	—	[1,2]	—	—	—	[1,2]	—

1	Positive net exposure represents amounts due from counterparty. Negative exposure represents amounts due from the Funds. The counterparty for all derivative instruments is Morgan Stanley & Co. LLC.
2	The amount of collateral presented is limited such that the net amount cannot be less than zero.
3	Contains swap contracts which are valued at the unrealized appreciation (depreciation) on the instrument, which is zero.

A Fund’s security lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Fund and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower, collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. Government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower.

56

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

For financial reporting purposes, the Funds do not offset assets and liabilities subject to master netting arrangements or similar arrangements in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2014, the impact of netting of assets and liabilities and offsetting of collateral pledged or received based on contractual netting provisions in the Lending Agreement are detailed in the following table:

	Assets			Liabilities
Fund	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Received	Net Amount	Gross Amounts Presented in Statement of Assets and Liabilities	Collateral Pledged	Net Amount
IQ Hedge Multi-Strategy
Tracker ETF	$169,889,912	$(169,889,912)[1]	$—	$—	$—	$—
IQ Hedge Macro Tracker ETF	6,220,127	(6,220,127)[1]	—	—	—	—
IQ Hedge Market Neutral
Tracker ETF	824,750	(824,750)[1]	—	—	—	—
IQ Real Return ETF	6,151,417	(6,151,417)[1]	—	—	—	—
IQ Global Resources ETF	4,133,636	(4,133,636)[1,2]	—	—	—	—
IQ Merger Arbitrage ETF	1,318,176	(1,318,176)[1]	—	—	—	—
IQ Australia Small Cap ETF	1,051,027	(1,051,027)[1]	—	—	—	—
IQ Canada Small Cap ETF	2,949,287	(2,949,287)[1]	—	—	—	—
IQ Global Agribusiness Small
Cap ETF	3,317,792	(3,317,792)[1]	—	—	—	—
IQ Global Oil Small Cap ETF	177,970	(177,970)[1]	—	—	—	—
IQ U.S. Real Estate Small Cap ETF	2,492,157	(2,492,157)[1]	—	—	—	—

1	The amount of collateral presented is limited such that the net amount cannot be less than zero.
2	Includes the value of securities received as collateral which are not shown on the Statement of Assets and Liabilities because the Fund does not have the right to sell or repledge the securities as collateral.

Investment Income and Expenses

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Distributions of realized capital gains by underlying funds are recorded as realized capital gains on the ex-date. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures. The Funds distribute substantially all of their net investment income to shareholders in the form of dividends.

3. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Agreement

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund, at the following annual rates:

Fund	Rate
IQ Hedge Multi-Strategy Tracker ETF	0.75%
IQ Hedge Macro Tracker ETF	0.75%
IQ Hedge Market Neutral Tracker ETF	0.75%
IQ Real Return ETF	0.48%
IQ Global Resources ETF	0.75%
IQ Merger Arbitrage ETF	0.75%
IQ Australia Small Cap ETF	0.69%
IQ Canada Small Cap ETF	0.69%
IQ Global Agribusiness Small Cap ETF	0.75%
IQ Global Oil Small Cap ETF	0.75%
IQ U.S. Real Estate Small Cap ETF	0.69%

Such fee is accrued daily and paid monthly.

57

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

The Advisor has agreed to pay all expenses of the Funds, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Funds’ chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

Distribution

ALPS Distributors, Inc. serves as the Funds’ distributor (the “Distributor”) pursuant to a Distribution Services Agreement. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Funds are authorized to pay an amount up to 0.10% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Advisor and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Transfer Agent”) serves as the Funds’ Administrator, Custodian and Transfer Agent pursuant to the Fund Administration and Accounting Agreement. Under the terms of this agreement, the Advisor pays the Funds’ Administrative, Custody and Transfer Agency fees. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

4. ORGANIZATIONAL AND OFFERING COSTS

Expenses incurred in connection with organizing and the offering of the Trust and the Funds were paid by the Advisor. The Funds do not have an obligation to reimburse the Advisor or its affiliates for organizational and offering expenses paid on their behalf.

5. CAPITAL SHARE TRANSACTIONS

As of October 31, 2014, there were an unlimited number of no par value shares of beneficial interest authorized by the Trust. Shares are created and redeemed on a continuous basis at NAV only in groups of 50,000 shares called Creation Units. Except when aggregated in Creation Units, shares are not redeemable. Transactions in shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to create and redeem whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

58

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

6. FEDERAL INCOME TAX

At October 31, 2014, the cost of investments on a tax basis including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
IQ Hedge Multi-Strategy Tracker ETF	$1,080,182,540	$608,980,058	$(602,670,027)	$6,617,001
IQ Hedge Macro Tracker ETF	30,359,456	3,815,007	(4,320,503)	(449,851)
IQ Hedge Market Neutral Tracker ETF	17,526,778	10,437,001	(10,242,996)	195,932
IQ Real Return ETF	31,339,348	333,931	(11,352)	322,911
IQ Global Resources ETF	96,579,449	1,917,670	(7,564,743)	(4,154,087)
IQ Merger Arbitrage ETF	68,529,622	1,010,264	(1,037,019)	(26,950)
IQ Australia Small Cap ETF	9,467,470	837,011	(2,054,604)	(1,016,815)
IQ Canada Small Cap ETF	21,794,413	1,358,690	(6,198,113)	(4,505,472)
IQ Global Agribusiness Small Cap ETF	24,167,134	965,722	(3,193,702)	(2,177,115)
IQ Global Oil Small Cap ETF	2,350,780	162,797	(515,972)	(329,340)
IQ U.S. Real Estate Small Cap ETF	69,152,279	7,015,115	(1,724,508)	5,342,586

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals, pass through investments and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies held at October 31, 2014.

At April 30, 2014, the Components of Undistributed (Accumulated) Earnings (Losses) on a tax-basis were as follows:

	Undistributed		Net Unrealized
	Net Investment		Appreciation/	Total Earnings/
Fund	Income	Other Losses	(Depreciation)	(Losses)
IQ Hedge Multi-Strategy Tracker ETF	$7,237,202	$(27,876,725)	$6,713,067	$(13,926,456)
IQ Hedge Macro Tracker ETF	28,661	(4,820,601)	(258,084)	(5,050,024)
IQ Hedge Market Neutral Tracker ETF	(58,794)	(119,926)	(39,313)	(218,033)
IQ Real Return ETF	—	(1,704,050)	390,350	(1,313,700)
IQ Global Resources ETF	1,147,048	(26,096,495)	(3,343,773)	(28,293,220)
IQ Merger Arbitrage ETF	(22,200)	(2,626,251)	253,046	(2,395,405)
IQ Australia Small Cap ETF	351,604	(7,027,780)	(820,031)	(7,496,207)
IQ Canada Small Cap ETF	58,331	(14,781,784)	(1,859,159)	(16,582,612)
IQ Global Agribusiness Small Cap ETF	83,386	(5,985,006)	(795,418)	(6,697,038)
IQ Global Oil Small Cap ETF	6,062	(266,186)	100,252	(159,872)
IQ U.S. Real Estate Small Cap ETF	—	(1,850,722)	704,468	(1,146,254)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and other book and tax differences including foreign currency contracts, swap contracts and post-October losses.

59

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

At April 30, 2014, the effect of permanent book/tax reclassifications resulted in increases(decreases) to the components of net assets were as follows:

Fund	Undistributed Net Investment Income/ (Accumulated Net Investment Loss)	Accumulated Net Realized Gain/(Loss) on Investments	Paid-in Capital
IQ Hedge Multi-Strategy Tracker ETF	$8,885,160	$(30,928,230)	$22,043,070
IQ Hedge Macro Tracker ETF	18,888	(480,828)	461,940
IQ Hedge Market Neutral Tracker ETF	270,364	(743,925)	473,561
IQ Real Return ETF	54,461	(713,086)	658,625
IQ Global Resources ETF	(12,308)	(6,370,848)	6,383,156
IQ Merger Arbitrage ETF	(52,534)	(1,623,497)	1,676,031
IQ Australia Small Cap ETF	8,846	259,035	(267,881)
IQ Canada Small Cap ETF	60,318	19,278	(79,596)
IQ Global Agribusiness Small Cap ETF	127,406	(2,833,597)	2,706,191
IQ Global Oil Small Cap ETF	(1,563)	(48,162)	49,725
IQ U.S. Real Estate Small Cap ETF	1,160,647	(3,101,661)	1,941,014

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency gains and losses, investments in passive foreign investment companies, publicly traded partnerships, grantors trusts, real estate investment trusts, regulated investment companies, swap, redemptions in-kind and deemed distribution on shareholder redemption.

The tax character of distributions paid during the years ended April 30, 2014 and 2013 were as follows:

	2014		2013
Fund	Ordinary Income	Tax Return of Capital	Ordinary Income	Long-Term Capital Gains
IQ Hedge Multi-Strategy Tracker ETF	$7,853,060	$—	$3,493,395	$—
IQ Hedge Macro Tracker ETF	203,047	—	678,020	—
IQ Hedge Market Neutral Tracker ETF	163,748	—	19,014	—
IQ Real Return ETF	24,255	—	23,359	—
IQ Global Resources ETF	881,676	—	931,541	—
IQ Merger Arbitrage ETF	237,312	—	24,415	—
IQ Australia Small Cap ETF	359,750	—	254,722	—
IQ Canada Small Cap ETF	232,680	—	739,738	—
IQ Global Agribusiness Small Cap ETF	569,025	—	519,028	—
IQ Global Oil Small Cap ETF	15,442	—	45,351	—
IQ U.S. Real Estate Small Cap ETF	2,286,196	1,208,211	1,240,905	—

60

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

Capital losses incurred after October 31 (“Post-October Losses”) and certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. For the year ended April 30, 2014, the Funds incurred and elected to defer to May 1, 2014 post-October losses and late year ordinary losses of:

Fund	Late Year Ordinary Losses	Short-Term Post October Losses	Long-Term Post October Losses
IQ Hedge Multi-Strategy Tracker ETF	$—	$4,663,690	$—
IQ Hedge Macro Tracker ETF	—	431	183,027
IQ Hedge Market Neutral Tracker ETF	—	279,796	—
IQ Real Return ETF	—	—	426,422
IQ Global Resources ETF	—	403,768	1,659,159
IQ Merger Arbitrage ETF	22,199	—	354,489
IQ Australia Small Cap ETF	—	69,486	402,328
IQ Canada Small Cap ETF	—	—	1,263,707
IQ Global Agribusiness Small Cap ETF	—	128,200	1,235,622
IQ Global Oil Small Cap ETF	—	4,148	93,507
IQ U.S. Real Estate Small Cap ETF	—	—	60,006

On December 22, 2010, the Regulated Investment Company (“RIC”) Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010.

Among the changes made are changes to the capital loss carryforward rules allowing for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. Rules in effect previously limited the carryforward period to eight years and all carryforwards were considered short-term in character. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

At April 30, 2014, the Funds listed below had net capital loss carryforwards for Federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these Funds until future net capital gains have been realized in excess of the available capital loss carryforwards. There is no assurance that any Fund will be able to utilize all of its capital loss carryforwards before they expire. For the year ended April 30, 2014, there were no capital loss carryforwards utilized or expired. These loss carryforwards expire in amounts and fiscal years as follows:

Fund	Short-Term Expiring April 30, 2018	Short-Term Expiring April 30, 2019	Short-Term With No Expiration	Long-Term With No Expiration
IQ Hedge Multi-Strategy Tracker ETF	$841,667	$5,603,304	$16,345,068	$422,996
IQ Hedge Macro Tracker ETF	80,017	531,209	3,791,909	234,007
IQ Hedge Market Neutral Tracker ETF	—	—	118,742	1,184
IQ Real Return ETF	—	—	527,547	750,081
IQ Global Resources ETF	—	—	19,663,772	4,369,797
IQ Merger Arbitrage ETF	—	971,183	606,231	694,348
IQ Australia Small Cap ETF	—	—	2,646,238	3,909,728
IQ Canada Small Cap ETF	—	161,421	8,176,146	5,180,510
IQ Global Agribusiness Small Cap ETF	—	—	2,743,581	1,877,603
IQ Global Oil Small Cap ETF	—	—	102,873	65,658
IQ U.S. Real Estate Small Cap ETF	—	—	1,790,716	—

61

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended October 31, 2014 are as follows:

Fund	Purchases	Sales	Purchases In-Kind	Sales In-Kind
IQ Hedge Multi-Strategy Tracker ETF	$452,111,762	$295,712,010	$193,211,506	$183,986,007
IQ Hedge Macro Tracker ETF	9,028,632	9,786,182	—	2,558,996
IQ Hedge Market Neutral Tracker ETF	7,711,941	9,532,524	2,640,674	339,962
IQ Real Return ETF	10,647,619	8,538,638	2,257,455	5,621,318
IQ Global Resources ETF	72,773,797	58,286,469	21,023,656	27,242,386
IQ Merger Arbitrage ETF	96,139,349	79,054,081	27,222,699	12,292,859
IQ Australia Small Cap ETF	2,354,769	1,254,391	—	—
IQ Canada Small Cap ETF	2,823,567	2,714,669	5,216,603	4,653,498
IQ Global Agribusiness Small Cap ETF	8,063,910	3,391,163	—	11,298,247
IQ Global Oil Small Cap ETF	254,211	100,619	—	138,979
IQ U.S. Real Estate Small Cap ETF	5,915,481	5,401,596	9,040,531	—

8. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts

Certain Funds may invest in futures contracts (“futures”) in order to replicate exposures to their respective underlying index components. Investments in futures may increase or leverage exposure to a particular market risk, thereby increasing price volatility of derivative instruments a Fund holds. No price is paid or received by a Fund upon the purchase of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuate making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. During the period ended October 31, 2014, the IQ Global Resources ETF and IQ Merger Arbitrage ETF both utilized futures contracts to effect short exposure to domestic and international equity returns.

The open futures contracts at October 31, 2014 are listed in the Schedules of Investments. The variation margin receivable or payable, as applicable, is included in the Statements of Assets and Liabilities.

Swap Transactions

A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for total return swaps. Total return swaps give the Fund the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where the Fund has the right to receive the depreciation in value of a specified security, index or other instrument (“inverse swaps”). If the underlying asset in a total return swap declines in value (or increases in value, if an inverse swap) over the term of the swap, the Fund may also be required to pay the dollar value of that decline (or increase, if an inverse swap) to the counterparty. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Funds or if the reference index, security or investments do not perform as expected.

62

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

When the Funds have an unrealized loss on a swap agreement, the Funds have instructed the custodian to pledge cash or liquid securities as collateral with a value at least equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate.

Certain Funds use total return swaps to achieve the same exposures as their underlying index components. Total return swaps give the Funds the right to receive the appreciation in the value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. Total return swaps can also be used to replicate an exposure to a short position in an asset class where a Fund has the right to receive the depreciation in value of a specified security, index or other instrument. If the underlying asset in a total return swap increases or decreases over the term of the swap, a Fund may also be required to pay the dollar value of that to the counterparty. The Funds segregate or receive liquid assets, which may include securities, cash, or cash equivalents, to cover the daily marked-to-market net obligations under outstanding swap agreements.

During the period ended October 31, 2014, IQ Hedge Multi-Strategy Tracker ETF utilized swaps to effect long exposure to convertible bond returns and domestic bond returns, and short exposure to several asset classes, including, among others, volatility returns, domestic and international equity returns, corporate bonds, currency returns and precious metals returns. IQ Hedge Macro Tracker ETF utilized swaps to effect long exposure to small cap equity returns, and short exposure to several asset classes, including, precious metals returns, and domestic and international real estate returns. In addition, IQ Hedge Market Neutral Tracker ETF utilized swaps to effect long exposure to convertible and domestic bond returns and international equity returns, and short exposure to several asset classes, including, among others, domestic and international equity returns, currency returns, and high yield corporate bond returns. In all cases, the Funds’ swap exposures were consistent with the exposure of the Funds’ underlying indexes. At October 31, 2014, the IQ Hedge Multi-Strategy Tracker ETF and IQ Hedge Macro Tracker ETF posted $3,379,724 and $113,760, respectively, as collateral for swaps.

Pursuant to documentation governing the Funds’ swap transactions with Morgan Stanley Capital Services Inc. (“Morgan Stanley”), Morgan Stanley has the right to terminate the swaps early in the event that the net assets of the given Fund decline below specific levels set forth in the documentation (“net asset contingent features”). In the event of early termination, Morgan Stanley may require the Funds to pay or receive a settlement amount in connection with the terminated swap transaction. As of October 31, 2014, the Funds have not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination. As of such date, the settlement values of these contracts were approximately equal to the fair value of such contracts.

At October 31, 2014, the fair values of derivative instruments reflected on the Statements of Assets and Liabilities were as follows:

Liability Derivatives

	Equity Risk	Net Amount
IQ Global Resources ETF
Unrealized appreciation on futures contracts[1]	182,336	182,336
IQ Merger Arbitrage ETF
Unrealized appreciation on futures contracts[1]	111,689	111,689

1 Includes unsettled variation margin is reported within the Statements of Assets and Liabilities.

63

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

Transactions in derivative instruments reflected on the Statements of Operations during the period ended October 31, 2014, were as follows:

	Commodity Risk	Currency Risk	Equity Risk	Total
IQ Hedge Multi-Strategy Tracker ETF
Realized loss
Swap transactions	$—	$—	$(2,036,989)	$(2,036,989)
IQ Hedge Macro Tracker ETF
Realized gain
Swap transactions	$—	$—	$64,274	$64,274
IQ Hedge Market Neutral Tracker ETF
Realized loss
Swap transactions	$—	$—	$(401,265)	$(401,265)
IQ Global Resources ETF
Realized loss
Futures contracts	$674	$—	$(713,929)	$(713,255)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$395,179	$395,179
IQ Merger Arbitrage ETF
Realized loss
Futures contracts	$889	$—	$(605,059)	$(604,170)
Change in Unrealized appreciation (depreciation)
Futures contracts	$—	$—	$263,828	$263,828

For the period ended October 31, 2014, the monthly average volume of the derivatives held by the Funds was as follows:

Fund	Number of Futures Contracts	Market Value of Futures Contracts
IQ Global Resources ETF	(183)	$(17,647,431)
IQ Merger Arbitrage ETF	(176)	(16,955,679)

Fund	Net Notional Amount of Total Return Swap Contracts
IQ Hedge Multi-Strategy ETF	$17,596,650
IQ Hedge Macro Tracker ETF	698,078
IQ Hedge Market Neutral Tracker ETF	327,221

9. RISKS INVOLVED WITH INVESTING IN THE FUNDS

The Funds are subject to the principal risks described below. Some or all of these risks may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in a Fund could result in a loss or the performance of a Fund could be inferior to that of other investments.

Fund of Funds Risk*

Certain of the Funds’ investment performance, because they are funds of funds, depends on the investment performance of the underlying ETFs in which they invest. An investment in any such Fund is subject to the risks associated with the underlying ETFs that comprise its underlying Index. Such a Fund will indirectly pay a proportional share of the asset-based fees, if any, of the underlying ETFs in which it invests.

64

Notes to Financial Statements (continued)
October 31, 2014 (unaudited)

Exchange Traded Vehicle Risk*

Unlike an investment in a mutual fund, the value of the Funds’ investments in ETFs, exchange-traded vehicles (“ETVs”) and exchange-traded notes (“ETNs”) is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop, or exchange trading halts or de-listings. Federal law prohibits the Funds from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Funds from allocating their investments to ETFs in an optimal manner.

Index Risk

The Funds’ underlying indexes and the Funds rebalance only on a monthly or quarterly basis, which may cause the performance of the underlying indexes and the Funds to deviate from that of the market exposure that they are trying to achieve.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Tracking Error Risk

Each Fund’s performance may not match its underlying Index during any period of time. Although each Fund attempts to track the performance of its underlying Index, a Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the underlying Indexes may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the underlying Index does not incur.

Foreign Securities Risk

Certain of the Funds invest directly or indirectly (through underlying ETFs) in the securities of non-U.S. issuers, which involves risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Small Capitalization Companies Risk**

Certain of the Funds invest primarily in the stocks of small capitalization companies, which may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them.

New Fund Risk

The IQ Hedge Market Neutral Tracker ETF is a new fund. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would be at higher asset levels or it could ultimately liquidate.

*	Applies to IQ Hedge Multi-Strategy Tracker ETF, IQ Hedge Macro Tracker ETF, IQ Hedge Market Neutral Tracker ETF and IQ Real Return ETF.
**	Applies to IQ Australia Small Cap ETF, IQ Canada Small Cap ETF, IQ Global Agribusiness Small Cap ETF, IQ Global Oil Small Cap ETF and IQ U.S. Real Estate Small Cap ETF.

10. SUBSEQUENT EVENTS

In the preparation of the financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no other material events that would require disclosure.

65

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, year of birth, address and principal occupations during the past five years for each Trustee and Officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Independent Trustees

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Reena Aggarwal 1957	Trustee	Since August 2008	Robert E. McDonough Professor (2003 to present) and Professor of Finance, McDonough School of Business, Georgetown University (2000 to present); Co-Chair of Board, Social Innovations and Public Service Fund, Georgetown University (2012 to present); and Director, Brightwood Capital Advisors, L.P. (2013 to present)	12	FBR & Co. (2011 to present) FBR Funds (2006 to 2011)

Gene Chao 1970	Trustee	Since August 2008	Managing Director, Global Infrastructure Services, Computer Services Corp. (2013 to present); Vice President — Infrastructure Services, Capgemini (2012 to 2013); Vice President, Global Industries & Solutions, Juniper Networks (2011 to 2012); Vice President & GM, Global Network, Hewlett-Packard (2010 to 2011); and Vice President, Strategic Services, Dimension Data, Americas (2007 to 2010)	12	None

Interested Trustee[5]
Adam S. Patti 1970	Chairman and Trustee	Since November 2008	Chairman, Trustee, President and Principal Executive, IndexIQ Trust (2008 to present); Chief Executive Officer, the Advisor (2007 to present); and Chief Executive Officer, IndexIQ (2006 to present).	12	None
	President and Principal Executive Officer	Since July 2008

Other Officers

Name and Year of Birth[1]	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years
Gregory D. Bassuk 1972	Secretary	Since July 2008	Chief Compliance Officer, the Advisor (2008 to present); Secretary, IndexIQ
Trust (2008 to present); Chairman and Trustee, IndexIQ ETF Trust (July 2008 to
November 2008); Chairman and Trustee, IndexIQ Trust (February 2008 to
November 2008); Chief Operating Officer, the Advisor (2007 to present); and
Chief Operating Officer, IndexIQ (2006 to present).

David L. Fogel 1971	Treasurer, Principal Financial Officer and Chief Compliance Officer	Since October 2008	Executive Vice President, IndexIQ Trust (2011 to present); Treasurer, Principal
Financial Officer and Chief Compliance Officer, IndexIQ Trust (2008 to
present); President (2013 to present) and Executive Vice President (2006 to
2013), IndexIQ.
	Executive Vice President	Since June 2011

1	The address of each Trustee or Officer is c/o IndexIQ, 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupations(s) of the Trustees may cover more than the past five years.
4	The Funds are part of a “fund complex” as defined in the 1940 Act. The fund complex includes all open-end funds (including all of their portfolios) advised by the Advisor and any funds that have an investment advisor that is an affiliated person of the Advisor.
5	Mr. Patti is an “interested person” of the Trust (as that term is defined in the 1940 Act) because of his affiliations with the Advisor.
66

67

SEMI-ANNUAL REPORT | OCTOBER 31, 2014

IndexIQ ETF Trust

IQ Hedge Multi-Strategy Tracker ETF
IQ Hedge Macro Tracker ETF
IQ Hedge Market Neutral Tracker ETF
IQ Real Return ETF
IQ Global Resources ETF
IQ Merger Arbitrage ETF
IQ Australia Small Cap ETF
IQ Canada Small Cap ETF
IQ Global Agribusiness Small Cap ETF
IQ Global Oil Small Cap ETF
IQ U.S. Real Estate Small Cap ETF

Investment Advisor
IndexIQ Advisors LLC
800 Westchester Avenue,
Suite S-710
Rye Brook, NY 10573

Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Custodian/Fund Administrator/Transfer Agent

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Legal Counsel
Katten Muchin Rosenman, LLP
575 Madison Avenue
New York, New York 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP
5 Times Square
New York, NY 10036

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	IndexIQ ETF Trust

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Adam S. Patti
Adam S. Patti
(Principal Executive Officer)

Date	December 23, 2014

By (Signature and Title)*	/s/ David L. Fogel
David L. Fogel
(Principal Financial Officer)

Date	December 23, 2014

* Print the name and title of each signing officer under his or her signature.